UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Fidelity Small Cap Enhanced Index Fund

Fidelity International Enhanced Index Fund

Semiannual Report

(Fidelity Cover Art)

August 31, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Fidelity® Large Cap Growth Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Small Cap Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity International Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,093.80	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,084.90	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,091.80	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 1,102.50	$ 3.18
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 1,099.10	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 1,039.20	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.3	5.6
Microsoft Corp.	3.6	3.1
Google, Inc. Class A	2.8	2.9
IBM Corp.	2.7	3.1
Verizon Communications, Inc.	2.0	1.4
QUALCOMM, Inc.	1.8	1.8
Home Depot, Inc.	1.8	1.7
Oracle Corp.	1.8	2.1
Comcast Corp. Class A	1.7	1.0
Schlumberger Ltd.	1.6	1.0
	24.1
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.2	28.1
Consumer Discretionary	19.8	15.5
Health Care	13.8	11.9
Consumer Staples	11.3	13.8
Industrials	10.2	13.6
Financials	7.0	5.7
Energy	3.7	4.4
Materials	2.9	3.5
Telecommunication Services	2.0	1.4
Utilities	0.0	0.7

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 1.5%
Delphi Automotive PLC	7,219	$ 397,189
Gentex Corp.	44,707	1,007,249
Lear Corp.	14,671	1,008,631
Visteon Corp. (a)	8,146	583,335
		2,996,404
Automobiles - 0.7%
Ford Motor Co.	92,959	1,505,006
Distributors - 0.6%
Genuine Parts Co.	14,836	1,142,520
Diversified Consumer Services - 0.3%
Service Corp. International	31,251	565,018
Hotels, Restaurants & Leisure - 2.9%
Bally Technologies, Inc. (a)(e)	15,311	1,104,382
International Game Technology	56,731	1,071,649
Las Vegas Sands Corp.	26,780	1,509,053
McDonald's Corp.	17,995	1,698,008
Starbucks Corp.	5,201	366,775
		5,749,867
Household Durables - 0.6%
PulteGroup, Inc.	34,226	526,738
Whirlpool Corp.	5,493	706,674
		1,233,412
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	5,451	1,531,622
Liberty Media Corp. Interactive Series A (a)	44,615	1,007,407
priceline.com, Inc. (a)	304	285,313
		2,824,342
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	8,370	914,088
Media - 5.0%
AMC Networks, Inc. Class A (a)	12,327	764,027
Comcast Corp. Class A	81,917	3,447,887
DIRECTV (a)	27,483	1,598,961
Morningstar, Inc.	2,678	201,091
Starz - Liberty Capital Series A (a)	43,034	1,074,129
The Walt Disney Co.	17,464	1,062,335
Time Warner Cable, Inc.	5,810	623,704
Twenty-First Century Fox, Inc. Class A	4,733	148,285
Viacom, Inc. Class B (non-vtg.)	15,957	1,269,539
		10,189,958
Multiline Retail - 1.0%
Dillard's, Inc. Class A	11,922	909,172
Macy's, Inc.	25,924	1,151,803
		2,060,975
Specialty Retail - 4.5%
Foot Locker, Inc.	28,617	921,467
Gap, Inc.	29,584	1,196,377
Home Depot, Inc.	48,054	3,579,542

	Shares	Value
Lowe's Companies, Inc.	25,176	$ 1,153,564
O'Reilly Automotive, Inc. (a)	8,326	1,021,683
PetSmart, Inc.	16,869	1,188,084
		9,060,717
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	1,420	104,569
Coach, Inc.	329	17,374
Hanesbrands, Inc.	4,248	252,671
NIKE, Inc. Class B	21,209	1,332,349
		1,706,963
TOTAL CONSUMER DISCRETIONARY		39,949,270
CONSUMER STAPLES - 11.3%
Beverages - 2.8%
PepsiCo, Inc.	38,841	3,096,793
The Coca-Cola Co.	66,393	2,534,885
		5,631,678
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	3,459	386,958
CVS Caremark Corp.	20,020	1,162,161
Kroger Co.	39,070	1,429,962
Rite Aid Corp. (a)	137,032	474,131
Wal-Mart Stores, Inc.	37,912	2,766,818
		6,220,030
Food Products - 2.6%
General Mills, Inc.	23,865	1,177,022
Ingredion, Inc.	14,583	917,854
Kraft Foods Group, Inc.	13,286	687,816
Pilgrims Pride Corp. (a)(e)	50,684	776,986
The J.M. Smucker Co.	6,566	696,915
Tyson Foods, Inc. Class A	33,428	967,741
		5,224,334
Household Products - 0.8%
Colgate-Palmolive Co.	6,374	368,226
Kimberly-Clark Corp.	13,838	1,293,576
		1,661,802
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	13,534	1,132,931
Tobacco - 1.4%
Altria Group, Inc.	18,326	620,885
Philip Morris International, Inc.	26,986	2,251,712
		2,872,597
TOTAL CONSUMER STAPLES		22,743,372
ENERGY - 3.7%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	13,663	760,756
Diamond Offshore Drilling, Inc.	653	41,812
Dril-Quip, Inc. (a)	5,524	563,503
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	2,096	$ 100,608
Schlumberger Ltd.	41,074	3,324,530
		4,791,209
Oil, Gas & Consumable Fuels - 1.3%
CVR Energy, Inc.	3,006	128,717
Delek US Holdings, Inc.	11,093	275,772
HollyFrontier Corp.	1,684	74,904
Marathon Petroleum Corp.	13,835	1,003,176
Phillips 66	16,353	933,756
World Fuel Services Corp. (e)	4,618	176,177
		2,592,502
TOTAL ENERGY		7,383,711
FINANCIALS - 7.0%
Capital Markets - 1.6%
Franklin Resources, Inc.	27,394	1,264,507
Goldman Sachs Group, Inc.	6,038	918,561
Waddell & Reed Financial, Inc. Class A	21,566	1,026,973
		3,210,041
Commercial Banks - 0.5%
Wells Fargo & Co.	22,615	929,024
Consumer Finance - 2.1%
American Express Co.	35,691	2,566,540
Discover Financial Services	20,066	948,119
SLM Corp.	28,665	687,673
		4,202,332
Diversified Financial Services - 1.7%
CBOE Holdings, Inc.	23,694	1,087,318
McGraw-Hill Companies, Inc.	20,215	1,179,950
Moody's Corp.	19,950	1,268,022
		3,535,290
Insurance - 1.1%
The Chubb Corp.	2,871	238,781
The Travelers Companies, Inc.	14,622	1,168,298
Validus Holdings Ltd.	25,452	880,894
		2,287,973
TOTAL FINANCIALS		14,164,660
HEALTH CARE - 13.8%
Biotechnology - 4.6%
Amgen, Inc.	27,387	2,983,540
Biogen Idec, Inc. (a)	9,930	2,115,289
Celgene Corp. (a)	7,824	1,095,204
Gilead Sciences, Inc. (a)	19,322	1,164,537
Myriad Genetics, Inc. (a)(e)	34,124	893,025
United Therapeutics Corp. (a)(e)	15,568	1,103,927
		9,355,522

	Shares	Value
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	28,378	$ 945,839
Baxter International, Inc.	19,380	1,348,073
St. Jude Medical, Inc.	14,375	724,644
Zimmer Holdings, Inc.	7,516	594,440
		3,612,996
Health Care Providers & Services - 3.6%
Aetna, Inc.	17,874	1,133,033
AmerisourceBergen Corp.	23,288	1,325,553
Cardinal Health, Inc.	3,228	162,304
Express Scripts Holding Co. (a)	21,172	1,352,467
McKesson Corp.	13,478	1,636,364
Quest Diagnostics, Inc. (e)	10,892	638,489
WellPoint, Inc.	12,571	1,070,295
		7,318,505
Pharmaceuticals - 3.8%
AbbVie, Inc.	60,871	2,593,713
Allergan, Inc.	17,824	1,575,285
Bristol-Myers Squibb Co.	10,682	445,333
Eli Lilly & Co.	25,255	1,298,107
Johnson & Johnson	19,175	1,656,912
		7,569,350
TOTAL HEALTH CARE		27,856,373
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	10,363	824,584
Lockheed Martin Corp.	4,168	510,247
Northrop Grumman Corp.	11,587	1,069,132
Raytheon Co. (e)	13,181	993,979
The Boeing Co.	27,509	2,858,735
United Technologies Corp.	14,951	1,496,595
		7,753,272
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	5,720	489,518
Airlines - 0.3%
Copa Holdings SA Class A	4,096	535,675
Electrical Equipment - 1.2%
Babcock & Wilcox Co.	7,385	228,861
Emerson Electric Co.	23,988	1,448,156
Generac Holdings, Inc. (e)	16,963	671,565
		2,348,582
Industrial Conglomerates - 0.7%
3M Co.	12,810	1,454,960
Machinery - 2.5%
Deere & Co.	11,173	934,510
Dover Corp.	14,121	1,200,991
Lincoln Electric Holdings, Inc.	10,911	682,265
Toro Co.	8,789	464,147
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Valmont Industries, Inc.	7,361	$ 993,441
Wabtec Corp.	14,334	838,826
		5,114,180
Marine - 0.4%
Matson, Inc.	26,774	712,992
Road & Rail - 1.1%
Union Pacific Corp.	14,593	2,240,609
TOTAL INDUSTRIALS		20,649,788
INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 2.7%
Cisco Systems, Inc.	39,073	910,792
Harris Corp.	11,823	669,536
Motorola Solutions, Inc.	5,566	311,752
QUALCOMM, Inc.	55,385	3,670,918
		5,562,998
Computers & Peripherals - 6.7%
Apple, Inc.	17,852	8,694,813
EMC Corp.	64,101	1,652,524
NetApp, Inc. (e)	30,856	1,281,758
SanDisk Corp. (e)	17,931	989,433
Western Digital Corp.	14,560	902,720
		13,521,248
Internet Software & Services - 3.6%
eBay, Inc. (a)	13,453	672,515
Facebook, Inc. Class A (a)	18,211	751,750
Google, Inc. Class A (a)	6,694	5,669,149
Yahoo!, Inc. (a)	6,602	179,046
		7,272,460
IT Services - 8.3%
Accenture PLC Class A (e)	4,609	333,000
Amdocs Ltd.	25,457	938,345
Booz Allen Hamilton Holding Corp. Class A	49,692	1,005,269
Broadridge Financial Solutions, Inc.	27,293	812,240
Cognizant Technology Solutions Corp. Class A (a)	21,074	1,544,724
DST Systems, Inc.	4,065	290,119
IBM Corp.	29,573	5,390,271
Jack Henry & Associates, Inc.	18,057	901,044
MasterCard, Inc. Class A	4,339	2,629,781
Total System Services, Inc.	39,759	1,100,132
Vantiv, Inc. (a)	17,866	471,841
Visa, Inc. Class A	8,230	1,435,477
		16,852,243
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp. Class A	11,432	288,772

	Shares	Value
Intel Corp.	50,511	$ 1,110,232
Maxim Integrated Products, Inc.	19,812	551,665
Texas Instruments, Inc.	409	15,624
		1,966,293
Software - 5.9%
Aspen Technology, Inc. (a)	13,415	448,463
CA Technologies, Inc.	18,968	554,814
Microsoft Corp.	219,295	7,324,453
Oracle Corp.	110,386	3,516,898
		11,844,628
TOTAL INFORMATION TECHNOLOGY		57,019,870
MATERIALS - 2.9%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	4,980	281,968
LyondellBasell Industries NV Class A	24,248	1,700,997
Monsanto Co.	17,315	1,694,965
Westlake Chemical Corp.	10,035	1,015,341
		4,693,271
Containers & Packaging - 0.6%
Graphic Packaging Holding Co. (a)	17,247	143,323
Packaging Corp. of America	21,257	1,127,471
		1,270,794
TOTAL MATERIALS		5,964,065
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	84,080	3,983,710
TOTAL COMMON STOCKS (Cost $169,127,473)		199,714,819
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 6/26/14 (f) (Cost $249,882)	$ 250,000	249,909
Money Market Funds - 4.0%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,754,451	$ 1,754,451
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	6,271,125	6,271,125
TOTAL MONEY MARKET FUNDS (Cost $8,025,576)		8,025,576
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $177,402,931)		207,990,304
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(6,121,521)
NET ASSETS - 100%		$ 201,868,783
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
26 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 2,120,690	$ 43,103

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 6,642
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,949,270	$ 39,949,270	$ -	$ -
Consumer Staples	22,743,372	22,743,372	-	-
Energy	7,383,711	7,383,711	-	-
Financials	14,164,660	14,164,660	-	-
Health Care	27,856,373	27,856,373	-	-
Industrials	20,649,788	20,649,788	-	-
Information Technology	57,019,870	57,019,870	-	-
Materials	5,964,065	5,964,065	-	-
Telecommunication Services	3,983,710	3,983,710	-	-
U.S. Government and Government Agency Obligations	249,909	-	249,909	-
Money Market Funds	8,025,576	8,025,576	-	-
Total Investments in Securities:	$ 207,990,304	$ 207,740,395	$ 249,909	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 43,103	$ 43,103	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 43,103	$ -
Total Value of Derivatives	$ 43,103	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,061,247) - See accompanying schedule: Unaffiliated issuers (cost $171,131,806)	$ 201,719,179
Fidelity Central Funds (cost $6,271,125)	6,271,125
Total Investments (cost $177,402,931)		$ 207,990,304
Cash		456,064
Receivable for fund shares sold		103,711
Dividends receivable		369,003
Interest receivable		124
Distributions receivable from Fidelity Central Funds		856
Total assets		208,920,062

Liabilities
Payable for investments purchased	$ 456,064
Payable for fund shares redeemed	239,449
Accrued management fee	51,506
Payable for daily variation margin for derivative instruments	7,382
Other affiliated payables	25,753
Collateral on securities loaned, at value	6,271,125
Total liabilities		7,051,279

Net Assets		$ 201,868,783
Net Assets consist of:
Paid in capital		$ 162,444,800
Undistributed net investment income		1,396,109
Accumulated undistributed net realized gain (loss) on investments		7,397,398
Net unrealized appreciation (depreciation) on investments		30,630,476
Net Assets, for 15,969,799 shares outstanding		$ 201,868,783
Net Asset Value, offering price and redemption price per share ($201,868,783 ÷ 15,969,799 shares)		$ 12.64

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 1,820,158
Interest		928
Income from Fidelity Central Funds		6,642
Total income		1,827,728

Expenses
Management fee	$ 283,129
Transfer agent fees	142,134
Independent trustees' compensation	1,139
Miscellaneous	201
Total expenses		426,603
Net investment income (loss)		1,401,125
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,239,699
Futures contracts	234,096
Total net realized gain (loss)		7,473,795
Change in net unrealized appreciation (depreciation) on: Investment securities	6,944,510
Futures contracts	21,372
Total change in net unrealized appreciation (depreciation)		6,965,882
Net gain (loss)		14,439,677
Net increase (decrease) in net assets resulting from operations		$ 15,840,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,401,125	$ 2,903,760
Net realized gain (loss)	7,473,795	6,475,353
Change in net unrealized appreciation (depreciation)	6,965,882	5,009,598
Net increase (decrease) in net assets resulting from operations	15,840,802	14,388,711
Distributions to shareholders from net investment income	(558,507)	(2,493,084)
Distributions to shareholders from net realized gain	(2,663,649)	-
Total distributions	(3,222,156)	(2,493,084)
Share transactions Proceeds from sales of shares	43,416,103	80,543,311
Reinvestment of distributions	3,109,286	2,387,285
Cost of shares redeemed	(28,667,212)	(65,260,416)
Net increase (decrease) in net assets resulting from share transactions	17,858,177	17,670,180
Total increase (decrease) in net assets	30,476,823	29,565,807
Net Assets
Beginning of period	171,391,960	141,826,153
End of period (including undistributed net investment income of $1,396,109 and undistributed net investment income of $553,491, respectively)	$ 201,868,783	$ 171,391,960
Other Information Shares
Sold	3,459,822	7,227,786
Issued in reinvestment of distributions	256,119	217,076
Redeemed	(2,312,746)	(5,855,594)
Net increase (decrease)	1,403,195	1,589,268

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.93	$ 10.19	$ 8.44	$ 5.60	$ 9.25
Income from Investment Operations
Net investment income (loss) D	.09	.20	.13	.11	.11	.09
Net realized and unrealized gain (loss)	1.01	.81	.72	1.75	2.83	(3.65)
Total from investment operations	1.10	1.01	.85	1.86	2.94	(3.56)
Distributions from net investment income	(.04)	(.17)	(.11)	(.11)	(.10)	(.09)
Distributions from net realized gain	(.19)	-	-	-	-	-
Total distributions	(.23)	(.17)	(.11)	(.11)	(.10)	(.09)
Net asset value, end of period	$ 12.64	$ 11.77	$ 10.93	$ 10.19	$ 8.44	$ 5.60
Total Return B, C	9.38%	9.36%	8.40%	22.14%	52.50%	(38.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.48% A	1.80%	1.30%	1.25%	1.42%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,869	$ 171,392	$ 141,826	$ 68,115	$ 49,812	$ 22,104
Portfolio turnover rate F	89% A	87%	77%	80%	35% I	58% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Reflects adjustments to exclude transactions in money market funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.0	5.3
Chevron Corp.	3.1	3.1
Johnson & Johnson	3.0	2.1
Berkshire Hathaway, Inc. Class B	2.8	1.8
Wells Fargo & Co.	2.8	2.3
General Electric Co.	2.7	3.3
JPMorgan Chase & Co.	2.7	2.6
Pfizer, Inc.	2.3	2.4
Bank of America Corp.	2.2	1.7
Citigroup, Inc.	2.1	1.7
	28.7
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.5	27.3
Health Care	14.0	11.1
Energy	12.9	15.0
Information Technology	10.5	6.2
Industrials	8.8	9.8
Consumer Discretionary	7.1	7.0
Consumer Staples	6.3	7.9
Utilities	4.3	6.8
Telecommunication Services	2.8	2.4
Materials	2.3	2.6

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 1.1%
Gentex Corp.	31,066	$ 699,917
Lear Corp.	11,999	824,931
		1,524,848
Automobiles - 0.8%
Ford Motor Co.	66,270	1,072,911
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,650	67,781
Hotels, Restaurants & Leisure - 0.5%
International Game Technology	38,751	732,006
Household Durables - 0.4%
Whirlpool Corp.	4,039	519,617
Internet & Catalog Retail - 0.0%
Liberty Media Corp. Interactive Series A (a)	609	13,751
Media - 2.8%
Comcast Corp. Class A	18,627	784,010
Starz - Liberty Capital Series A (a)	31,938	797,172
The Walt Disney Co.	19,765	1,202,305
Time Warner, Inc.	10,820	654,935
Washington Post Co. Class B (e)	860	485,040
		3,923,462
Multiline Retail - 0.5%
Dillard's, Inc. Class A	8,061	614,732
Target Corp.	449	28,426
		643,158
Specialty Retail - 1.0%
Foot Locker, Inc.	20,524	660,873
Home Depot, Inc.	9,231	687,617
PetSmart, Inc.	1,543	108,673
		1,457,163
TOTAL CONSUMER DISCRETIONARY		9,954,697
CONSUMER STAPLES - 6.3%
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	25,109	1,457,577
Kroger Co.	11,564	423,242
Wal-Mart Stores, Inc.	8,239	601,282
		2,482,101
Food Products - 2.5%
Archer Daniels Midland Co.	30,182	1,062,708
Ingredion, Inc.	6,201	390,291
Kraft Foods Group, Inc.	1,074	55,601
Mondelez International, Inc.	6,641	203,679
Pilgrims Pride Corp. (a)	45,008	689,973
The J.M. Smucker Co.	2,202	233,720
Tyson Foods, Inc. Class A	29,151	843,921
		3,479,893

	Shares	Value
Household Products - 2.0%
Procter & Gamble Co.	36,265	$ 2,824,681
TOTAL CONSUMER STAPLES		8,786,675
ENERGY - 12.9%
Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc. (e)	5,617	359,657
Schlumberger Ltd.	3,813	308,624
		668,281
Oil, Gas & Consumable Fuels - 12.4%
Anadarko Petroleum Corp.	2,055	187,868
Chevron Corp.	36,140	4,352,340
ConocoPhillips (e)	18,956	1,256,783
Exxon Mobil Corp.	81,259	7,082,541
HollyFrontier Corp.	16,111	716,617
Marathon Petroleum Corp.	15,018	1,088,955
Occidental Petroleum Corp.	5,936	523,615
Phillips 66	21,690	1,238,499
Valero Energy Corp.	26,305	934,617
		17,381,835
TOTAL ENERGY		18,050,116
FINANCIALS - 28.5%
Capital Markets - 2.2%
Franklin Resources, Inc.	209	9,647
Goldman Sachs Group, Inc.	11,939	1,816,280
Morgan Stanley	48,087	1,238,721
		3,064,648
Commercial Banks - 7.0%
CIT Group, Inc. (a)	16,478	788,802
Fifth Third Bancorp	51,029	933,320
PNC Financial Services Group, Inc.	17,304	1,250,560
Regions Financial Corp.	85,202	800,899
SunTrust Banks, Inc.	28,097	899,666
Synovus Financial Corp.	219,281	699,506
U.S. Bancorp	15,399	556,366
Wells Fargo & Co.	95,712	3,931,849
		9,860,968
Consumer Finance - 1.9%
American Express Co.	8,862	637,266
Capital One Financial Corp.	1,501	96,890
Discover Financial Services	22,045	1,041,626
SLM Corp.	34,519	828,111
		2,603,893
Diversified Financial Services - 7.0%
Bank of America Corp.	217,745	3,074,559
Citigroup, Inc.	61,480	2,971,328
JPMorgan Chase & Co.	75,512	3,815,621
		9,861,508
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 8.4%
ACE Ltd.	3,428	$ 300,704
Allstate Corp.	13,750	658,900
American Financial Group, Inc.	1,810	93,269
American International Group, Inc.	9,638	447,781
American National Insurance Co.	3,840	403,085
Aspen Insurance Holdings Ltd.	3,526	125,420
Axis Capital Holdings Ltd.	8,659	372,250
Berkshire Hathaway, Inc. Class B (a)	35,852	3,987,459
Everest Re Group Ltd.	5,217	714,468
First American Financial Corp.	14,094	294,565
HCC Insurance Holdings, Inc.	702	29,624
Marsh & McLennan Companies, Inc.	2,621	108,064
MetLife, Inc.	1,333	61,571
PartnerRe Ltd.	8,754	762,911
Platinum Underwriters Holdings Ltd.	11,166	645,171
ProAssurance Corp.	9,318	439,251
RenaissanceRe Holdings Ltd.	7,694	672,456
The Travelers Companies, Inc.	13,203	1,054,920
Validus Holdings Ltd.	18,009	623,291
		11,795,160
Real Estate Investment Trusts - 2.0%
Chimera Investment Corp.	23,523	69,158
Corrections Corp. of America	20,917	689,006
Extra Space Storage, Inc.	8,551	352,558
MFA Financial, Inc.	83,811	603,439
Public Storage	1,238	189,005
Retail Properties America, Inc.	10,469	139,656
RLJ Lodging Trust	23,047	529,620
Starwood Property Trust, Inc.	4,946	123,304
Weyerhaeuser Co.	6,376	174,575
		2,870,321
TOTAL FINANCIALS		40,056,498
HEALTH CARE - 14.0%
Biotechnology - 0.5%
Amgen, Inc.	212	23,095
United Therapeutics Corp. (a)(e)	9,641	683,643
		706,738
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	15,105	503,450
CareFusion Corp. (a)	22,403	803,148
Medtronic, Inc.	26,776	1,385,658
		2,692,256
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	11,825	673,079
Cardinal Health, Inc.	19,106	960,650
Humana, Inc.	6,215	572,277
McKesson Corp.	5,661	687,302

	Shares	Value
Omnicare, Inc. (e)	9,570	$ 520,321
Quest Diagnostics, Inc.	8,827	517,439
UnitedHealth Group, Inc.	10,670	765,466
WellPoint, Inc.	12,975	1,104,692
		5,801,226
Pharmaceuticals - 7.5%
AbbVie, Inc.	16,025	682,825
Eli Lilly & Co.	14,309	735,483
Johnson & Johnson	48,132	4,159,086
Merck & Co., Inc.	36,080	1,706,223
Pfizer, Inc.	111,881	3,156,163
		10,439,780
TOTAL HEALTH CARE		19,640,000
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc.	5,286	511,473
General Dynamics Corp.	7,368	613,386
L-3 Communications Holdings, Inc.	5,359	484,078
Northrop Grumman Corp.	11,329	1,045,327
Raytheon Co. (e)	14,516	1,094,652
The Boeing Co.	6,726	698,966
		4,447,882
Commercial Services & Supplies - 0.3%
ADT Corp. (e)	12,223	486,842
Industrial Conglomerates - 3.5%
3M Co.	4,062	461,362
Danaher Corp.	9,973	653,431
General Electric Co.	166,835	3,860,562
		4,975,355
Machinery - 1.5%
AGCO Corp. (e)	12,669	716,559
Caterpillar, Inc. (e)	760	62,730
CNH Global NV	15,507	711,461
Dover Corp.	3,486	296,484
Trinity Industries, Inc. (e)	7,544	318,508
		2,105,742
Road & Rail - 0.3%
Union Pacific Corp.	2,559	392,909
TOTAL INDUSTRIALS		12,408,730
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc. (a)	93,179	689,525
Cisco Systems, Inc.	116,985	2,726,920
QUALCOMM, Inc.	10,412	690,107
		4,106,552
Computers & Peripherals - 4.3%
Apple, Inc.	5,064	2,466,421
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp.	42,705	$ 1,100,935
Hewlett-Packard Co.	10,760	240,378
NetApp, Inc. (e)	16,901	702,068
SanDisk Corp. (e)	12,988	716,678
Western Digital Corp.	13,279	823,298
		6,049,778
Electronic Equipment & Components - 0.1%
Avnet, Inc.	2,152	82,981
IT Services - 1.7%
Amdocs Ltd.	19,422	715,895
Booz Allen Hamilton Holding Corp. Class A	24,452	494,664
CoreLogic, Inc. (a)	15,607	401,100
IBM Corp.	702	127,954
Total System Services, Inc.	23,456	649,028
		2,388,641
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	47,456	1,043,083
Software - 0.8%
Activision Blizzard, Inc.	4,204	68,609
CA Technologies, Inc.	18,708	547,209
Microsoft Corp.	12,526	418,368
Oracle Corp.	1,718	54,735
		1,088,921
TOTAL INFORMATION TECHNOLOGY		14,759,956
MATERIALS - 2.3%
Chemicals - 2.2%
CF Industries Holdings, Inc.	4,195	798,476
LyondellBasell Industries NV Class A	10,279	721,072
Monsanto Co.	3,314	324,407
The Mosaic Co.	17,617	733,748
Westlake Chemical Corp.	5,974	604,449
		3,182,152
Containers & Packaging - 0.1%
Packaging Corp. of America	1,958	103,852
TOTAL MATERIALS		3,286,004
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	86,387	2,922,472
CenturyLink, Inc. (e)	31,012	1,027,117
		3,949,589
UTILITIES - 4.3%
Electric Utilities - 1.7%
Duke Energy Corp.	1,892	124,115

	Shares	Value
Edison International	19,704	$ 904,217
Pinnacle West Capital Corp.	8,576	465,420
UNS Energy Corp.	6,341	289,974
Xcel Energy, Inc.	18,413	514,091
		2,297,817
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	14,284	181,550
Multi-Utilities - 2.2%
Ameren Corp.	14,976	506,339
Consolidated Edison, Inc.	9,089	511,074
DTE Energy Co.	9,709	649,241
Public Service Enterprise Group, Inc.	29,733	963,944
SCANA Corp.	2,415	116,210
Vectren Corp.	3,903	127,238
Wisconsin Energy Corp. (e)	4,497	184,557
		3,058,603
Water Utilities - 0.3%
American Water Works Co., Inc.	11,001	448,181
TOTAL UTILITIES		5,986,151
TOTAL COMMON STOCKS (Cost $116,132,915)		136,878,416
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (f) (Cost $199,950)	$ 200,000	199,987
Money Market Funds - 7.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,497,172	2,497,172
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	7,688,000	7,688,000
TOTAL MONEY MARKET FUNDS (Cost $10,185,172)		10,185,172
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $126,518,037)		147,263,575
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(6,856,038)
NET ASSETS - 100%		$ 140,407,537
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
43 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 3,507,295	$ 68,948

The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,987.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 3,604
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,954,697	$ 9,954,697	$ -	$ -
Consumer Staples	8,786,675	8,786,675	-	-
Energy	18,050,116	18,050,116	-	-
Financials	40,056,498	40,056,498	-	-
Health Care	19,640,000	19,640,000	-	-
Industrials	12,408,730	12,408,730	-	-
Information Technology	14,759,956	14,759,956	-	-
Materials	3,286,004	3,286,004	-	-
Telecommunication Services	3,949,589	3,949,589	-	-
Utilities	5,986,151	5,986,151	-	-
U.S. Government and Government Agency Obligations	199,987	-	199,987	-
Money Market Funds	10,185,172	10,185,172	-	-
Total Investments in Securities:	$ 147,263,575	$ 147,063,588	$ 199,987	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 68,948	$ 68,948	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 68,948	$ -
Total Value of Derivatives	$ 68,948	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,465,126) - See accompanying schedule: Unaffiliated issuers (cost $118,830,037)	$ 139,575,575
Fidelity Central Funds (cost $7,688,000)	7,688,000
Total Investments (cost $126,518,037)		$ 147,263,575
Cash		297,659
Receivable for investments sold		148,722
Receivable for fund shares sold		701,398
Dividends receivable		331,836
Interest receivable		103
Distributions receivable from Fidelity Central Funds		500
Other receivables		1,649
Total assets		148,745,442

Liabilities
Payable for investments purchased	$ 297,659
Payable for fund shares redeemed	289,925
Accrued management fee	35,089
Payable for daily variation margin for derivative instruments	9,687
Other affiliated payables	17,545
Collateral on securities loaned, at value	7,688,000
Total liabilities		8,337,905

Net Assets		$ 140,407,537
Net Assets consist of:
Paid in capital		$ 112,564,511
Undistributed net investment income		1,315,388
Accumulated undistributed net realized gain (loss) on investments		5,713,152
Net unrealized appreciation (depreciation) on investments		20,814,486
Net Assets, for 14,865,983 shares outstanding		$ 140,407,537
Net Asset Value, offering price and redemption price per share ($140,407,537 ÷ 14,865,983 shares)		$ 9.44

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 1,598,872
Interest		991
Income from Fidelity Central Funds		3,604
Total income		1,603,467

Expenses
Management fee	$ 188,401
Transfer agent fees	94,582
Independent trustees' compensation	763
Miscellaneous	125
Total expenses		283,871
Net investment income (loss)		1,319,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,494,330
Futures contracts	501,932
Total net realized gain (loss)		5,996,262
Change in net unrealized appreciation (depreciation) on: Investment securities	2,101,944
Futures contracts	(79,445)
Total change in net unrealized appreciation (depreciation)		2,022,499
Net gain (loss)		8,018,761
Net increase (decrease) in net assets resulting from operations		$ 9,338,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,319,596	$ 1,862,514
Net realized gain (loss)	5,996,262	4,128,067
Change in net unrealized appreciation (depreciation)	2,022,499	8,731,072
Net increase (decrease) in net assets resulting from operations	9,338,357	14,721,653
Distributions to shareholders from net investment income	(444,787)	(1,610,247)
Distributions to shareholders from net realized gain	(2,071,438)	(1,265,614)
Total distributions	(2,516,225)	(2,875,861)
Share transactions Proceeds from sales of shares	59,926,674	49,477,878
Reinvestment of distributions	2,432,168	2,776,149
Cost of shares redeemed	(35,513,507)	(28,713,291)
Net increase (decrease) in net assets resulting from share transactions	26,845,335	23,540,736
Total increase (decrease) in net assets	33,667,467	35,386,528
Net Assets
Beginning of period	106,740,070	71,353,542
End of period (including undistributed net investment income of $1,315,388 and undistributed net investment income of $440,579, respectively)	$ 140,407,537	$ 106,740,070
Other Information Shares
Sold	6,398,161	6,067,936
Issued in reinvestment of distributions	266,102	349,249
Redeemed	(3,807,519)	(3,584,294)
Net increase (decrease)	2,856,744	2,832,891

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.89	$ 7.78	$ 7.92	$ 6.70	$ 4.59	$ 8.68
Income from Investment Operations
Net investment income (loss) D	.10	.18	.15	.12	.13	.20
Net realized and unrealized gain (loss)	.65	1.21	.10 G	1.22	2.11	(4.14)
Total from investment operations	.75	1.39	.25	1.34	2.24	(3.94)
Distributions from net investment income	(.04)	(.15)	(.13)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.16)	(.13)	(.26)	-	-	-
Total distributions	(.20)	(.28)	(.39)	(.12)	(.13)	(.15)
Net asset value, end of period	$ 9.44	$ 8.89	$ 7.78	$ 7.92	$ 6.70	$ 4.59
Total Return B, C	8.49%	18.38%	3.58%	20.15%	48.83%	(45.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.09% A	2.27%	2.04%	1.76%	2.11%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,408	$ 106,740	$ 71,354	$ 85,123	$ 69,024	$ 20,162
Portfolio turnover rate F	80% A	76%	85%	83%	89% J	72% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Reflects adjustments to exclude transactions in money market funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	3.3
Exxon Mobil Corp.	3.1	3.3
Johnson & Johnson	2.1	1.8
Microsoft Corp.	2.0	1.8
Chevron Corp.	2.0	2.0
General Electric Co.	1.9	2.1
Google, Inc. Class A	1.9	1.7
Berkshire Hathaway, Inc. Class B	1.9	1.0
Wells Fargo & Co.	1.8	1.6
JPMorgan Chase & Co.	1.8	1.7
	22.0
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	18.6
Financials	17.2	16.4
Health Care	14.5	11.2
Consumer Discretionary	13.9	10.3
Consumer Staples	10.1	11.7
Industrials	8.5	11.1
Energy	8.5	10.3
Materials	2.2	2.6
Telecommunication Services	2.1	1.9
Utilities	1.3	4.2

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 2.0%
Delphi Automotive PLC	21,600	$ 1,188,432
Gentex Corp.	46,677	1,051,633
Johnson Controls, Inc.	39,657	1,607,298
Lear Corp.	11,642	800,388
		4,647,751
Automobiles - 0.6%
Ford Motor Co.	93,735	1,517,570
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (a)	8,436	608,489
International Game Technology	67,831	1,281,328
McDonald's Corp.	19,114	1,803,597
		3,693,414
Household Durables - 0.6%
Whirlpool Corp.	10,353	1,331,913
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	2,012	565,332
Liberty Media Corp. Interactive Series A (a)	28,769	649,604
		1,214,936
Media - 4.9%
Comcast Corp. Class A	70,045	2,948,194
DIRECTV (a)	23,167	1,347,856
Starz - Liberty Capital Series A (a)	46,082	1,150,207
The Walt Disney Co.	36,512	2,221,025
Time Warner Cable, Inc.	4,558	489,301
Time Warner, Inc.	23,126	1,399,817
Viacom, Inc. Class B (non-vtg.)	19,509	1,552,136
Washington Post Co. Class B	848	478,272
		11,586,808
Multiline Retail - 0.0%
Dillard's, Inc. Class A	655	49,950
Specialty Retail - 3.3%
Foot Locker, Inc.	33,170	1,068,074
Gap, Inc.	32,007	1,294,363
Home Depot, Inc.	39,003	2,905,333
Lowe's Companies, Inc.	32,924	1,508,578
PetSmart, Inc.	11,786	830,088
TJX Companies, Inc.	3,684	194,220
		7,800,656
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	17,539	1,101,800
TOTAL CONSUMER DISCRETIONARY		32,944,798

	Shares	Value
CONSUMER STAPLES - 10.1%
Beverages - 1.4%
PepsiCo, Inc.	24,579	$ 1,959,684
The Coca-Cola Co.	31,794	1,213,895
		3,173,579
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	37,234	2,161,434
Kroger Co.	30,726	1,124,572
Rite Aid Corp. (a)	353,031	1,221,487
Wal-Mart Stores, Inc.	39,578	2,888,402
		7,395,895
Food Products - 2.9%
Archer Daniels Midland Co.	26,988	950,247
General Mills, Inc.	27,282	1,345,548
Ingredion, Inc.	683	42,988
Kraft Foods Group, Inc.	21,767	1,126,878
Pilgrims Pride Corp. (a)	56,403	864,658
The J.M. Smucker Co.	12,292	1,304,673
Tyson Foods, Inc. Class A	45,212	1,308,887
		6,943,879
Household Products - 2.3%
Kimberly-Clark Corp.	16,264	1,520,359
Procter & Gamble Co.	50,202	3,910,234
		5,430,593
Tobacco - 0.4%
Philip Morris International, Inc.	12,198	1,017,801
TOTAL CONSUMER STAPLES		23,961,747
ENERGY - 8.5%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.	9,591	614,112
Schlumberger Ltd.	12,677	1,026,076
		1,640,188
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	38,579	4,646,069
ConocoPhillips	24,615	1,631,975
Delek US Holdings, Inc.	16,337	406,138
Exxon Mobil Corp.	84,753	7,387,071
HollyFrontier Corp.	2,868	127,569
Marathon Petroleum Corp.	21,552	1,562,736
Occidental Petroleum Corp.	315	27,786
Phillips 66	29,160	1,665,036
Valero Energy Corp.	30,492	1,083,381
		18,537,761
TOTAL ENERGY		20,177,949
FINANCIALS - 17.2%
Capital Markets - 2.0%
Franklin Resources, Inc.	16,670	769,487
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	14,064	$ 2,139,556
Morgan Stanley	67,299	1,733,622
		4,642,665
Commercial Banks - 3.4%
CIT Group, Inc. (a)	24,445	1,170,182
Fifth Third Bancorp	76,083	1,391,558
Regions Financial Corp.	66,275	622,985
U.S. Bancorp	12,232	441,942
Wells Fargo & Co.	107,177	4,402,831
		8,029,498
Consumer Finance - 2.1%
American Express Co.	31,206	2,244,023
Discover Financial Services	31,351	1,481,335
SLM Corp.	56,515	1,355,795
		5,081,153
Diversified Financial Services - 5.4%
Bank of America Corp.	251,446	3,550,418
CBOE Holdings, Inc.	13,331	611,760
Citigroup, Inc.	72,430	3,500,542
JPMorgan Chase & Co.	82,664	4,177,012
The NASDAQ Stock Market, Inc.	30,725	917,449
		12,757,181
Insurance - 4.3%
Axis Capital Holdings Ltd.	13,736	590,511
Berkshire Hathaway, Inc. Class B (a)	39,697	4,415,100
CNA Financial Corp.	9,980	352,094
Everest Re Group Ltd.	28	3,835
First American Financial Corp.	16,377	342,279
HCC Insurance Holdings, Inc.	71	2,996
Marsh & McLennan Companies, Inc.	20,673	852,348
PartnerRe Ltd.	6,294	548,522
Platinum Underwriters Holdings Ltd.	7,127	411,798
RenaissanceRe Holdings Ltd.	8,132	710,737
The Travelers Companies, Inc.	19,717	1,575,388
Validus Holdings Ltd.	12,525	433,490
		10,239,098
TOTAL FINANCIALS		40,749,595
HEALTH CARE - 14.5%
Biotechnology - 1.8%
Amgen, Inc.	6,373	694,275
Biogen Idec, Inc. (a)	8,736	1,860,943
Celgene Corp. (a)	904	126,542
Gilead Sciences, Inc. (a)(e)	6,307	380,123
United Therapeutics Corp. (a)(e)	17,403	1,234,047
		4,295,930

	Shares	Value
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	59,097	$ 1,969,703
CareFusion Corp. (a)	36,142	1,295,691
Medtronic, Inc.	37,477	1,939,435
St. Jude Medical, Inc.	13,949	703,169
		5,907,998
Health Care Providers & Services - 4.0%
Aetna, Inc.	13,737	870,788
AmerisourceBergen Corp.	23,593	1,342,914
Cardinal Health, Inc.	29,156	1,465,964
McKesson Corp.	13,411	1,628,230
Omnicare, Inc. (e)	13,563	737,420
UnitedHealth Group, Inc.	25,465	1,826,859
WellPoint, Inc.	19,136	1,629,239
		9,501,414
Pharmaceuticals - 6.2%
AbbVie, Inc.	52,475	2,235,960
Eli Lilly & Co.	22,988	1,181,583
Johnson & Johnson	57,189	4,941,701
Merck & Co., Inc.	53,241	2,517,767
Pfizer, Inc.	137,586	3,881,301
		14,758,312
TOTAL HEALTH CARE		34,463,654
INDUSTRIALS - 8.5%
Aerospace & Defense - 3.9%
Exelis, Inc.	26,617	391,536
General Dynamics Corp.	17,905	1,490,591
Honeywell International, Inc.	6,619	526,674
L-3 Communications Holdings, Inc.	14,554	1,314,663
Northrop Grumman Corp.	16,458	1,518,580
Raytheon Co.	20,658	1,557,820
The Boeing Co.	21,876	2,273,354
United Technologies Corp.	2,005	200,701
		9,273,919
Electrical Equipment - 0.4%
Generac Holdings, Inc. (e)	25,034	991,096
Industrial Conglomerates - 2.7%
3M Co.	16,704	1,897,240
General Electric Co.	194,839	4,508,574
		6,405,814
Machinery - 0.6%
AGCO Corp.	6,673	377,425
CNH Global NV	13,459	617,499
Dover Corp.	6,062	515,573
Mueller Industries, Inc.	1,265	67,728
		1,578,225
Marine - 0.1%
Matson, Inc.	9,179	244,437
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.8%
Union Pacific Corp.	11,838	$ 1,817,607
TOTAL INDUSTRIALS		20,311,098
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.1%
Brocade Communications Systems, Inc. (a)	65,304	483,250
Cisco Systems, Inc.	131,652	3,068,808
Harris Corp.	11,822	669,480
QUALCOMM, Inc.	45,325	3,004,141
		7,225,679
Computers & Peripherals - 6.1%
Apple, Inc.	17,077	8,317,350
EMC Corp.	79,178	2,041,209
NetApp, Inc. (e)	35,366	1,469,104
SanDisk Corp.	25,129	1,386,618
Western Digital Corp.	21,880	1,356,560
		14,570,841
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	5,222	4,422,512
Yahoo!, Inc. (a)	4,299	116,589
		4,539,101
IT Services - 3.8%
Amdocs Ltd.	26,088	961,604
Cognizant Technology Solutions Corp. Class A (a)	22,080	1,618,464
IBM Corp.	18,709	3,410,089
MasterCard, Inc. Class A	3,589	2,175,221
Total System Services, Inc.	19,289	533,727
Visa, Inc. Class A	2,098	365,933
		9,065,038
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	109,366	2,403,865
Software - 3.6%
CA Technologies, Inc.	45,934	1,343,570
Microsoft Corp.	141,146	4,714,276
Oracle Corp.	78,535	2,502,125
		8,559,971
TOTAL INFORMATION TECHNOLOGY		46,364,495
MATERIALS - 2.2%
Chemicals - 2.0%
CF Industries Holdings, Inc.	4,493	855,198
LyondellBasell Industries NV Class A	23,527	1,650,419

	Shares	Value
Monsanto Co.	15,509	$ 1,518,176
Westlake Chemical Corp.	5,974	604,449
		4,628,242
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	18,381	152,746
Packaging Corp. of America	7,357	390,215
		542,961
TOTAL MATERIALS		5,171,203
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	69,336	2,345,637
CenturyLink, Inc.	39,295	1,301,450
Verizon Communications, Inc.	30,241	1,432,819
		5,079,906
UTILITIES - 1.3%
Electric Utilities - 0.1%
Edison International	2,470	113,348
Multi-Utilities - 1.1%
Ameren Corp.	25,422	859,518
DTE Energy Co.	12,289	821,765
Public Service Enterprise Group, Inc.	30,543	990,204
		2,671,487
Water Utilities - 0.1%
American Water Works Co., Inc.	5,810	236,699
TOTAL UTILITIES		3,021,534
TOTAL COMMON STOCKS (Cost $209,732,557)		232,245,979
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 9/19/13 (f) (Cost $499,979)	$ 500,000	499,996
Money Market Funds - 3.5%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	4,472,386	$ 4,472,386
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	3,791,875	3,791,875
TOTAL MONEY MARKET FUNDS (Cost $8,264,261)		8,264,261
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $218,496,797)		241,010,236
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(3,598,433)
NET ASSETS - 100%		$ 237,411,803
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
64 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 5,220,160	$ 57,649

The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $318,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 13,413
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 32,944,798	$ 32,944,798	$ -	$ -
Consumer Staples	23,961,747	23,961,747	-	-
Energy	20,177,949	20,177,949	-	-
Financials	40,749,595	40,749,595	-	-
Health Care	34,463,654	34,463,654	-	-
Industrials	20,311,098	20,311,098	-	-
Information Technology	46,364,495	46,364,495	-	-
Materials	5,171,203	5,171,203	-	-
Telecommunication Services	5,079,906	5,079,906	-	-
Utilities	3,021,534	3,021,534	-	-
U.S. Government and Government Agency Obligations	499,996	-	499,996	-
Money Market Funds	8,264,261	8,264,261	-	-
Total Investments in Securities:	$ 241,010,236	$ 240,510,240	$ 499,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 57,649	$ 57,649	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 57,649	$ -
Total Valude of Derivatives	$ 57,649	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,655,351) - See accompanying schedule: Unaffiliated issuers (cost $214,704,922)	$ 237,218,361
Fidelity Central Funds (cost $3,791,875)	3,791,875
Total Investments (cost $218,496,797)		$ 241,010,236
Cash		610,375
Receivable for fund shares sold		96,983
Dividends receivable		514,081
Interest receivable		182
Distributions receivable from Fidelity Central Funds		307
Total assets		242,232,164

Liabilities
Payable for investments purchased	$ 610,375
Payable for fund shares redeemed	309,257
Accrued management fee	60,809
Payable for daily variation margin for derivative instruments	17,642
Other affiliated payables	30,403
Collateral on securities loaned, at value	3,791,875
Total liabilities		4,820,361

Net Assets		$ 237,411,803
Net Assets consist of:
Paid in capital		$ 223,254,699
Undistributed net investment income		2,567,349
Accumulated undistributed net realized gain (loss) on investments		(10,981,333)
Net unrealized appreciation (depreciation) on investments		22,571,088
Net Assets, for 21,518,802 shares outstanding		$ 237,411,803
Net Asset Value, offering price and redemption price per share ($237,411,803 ÷ 21,518,802 shares)		$ 11.03

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)
Investment Income
Dividends		$ 2,435,195
Interest		1,156
Income from Fidelity Central Funds		13,413
Total income		2,449,764

Expenses
Management fee	$ 340,458
Transfer agent fees	170,920
Independent trustees' compensation	1,382
Miscellaneous	249
Total expenses before reductions	513,009
Expense reductions	(13)	512,996
Net investment income (loss)		1,936,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,969,901
Futures contracts	268,413
Total net realized gain (loss)		6,238,314
Change in net unrealized appreciation (depreciation) on: Investment securities	10,817,755
Futures contracts	64,214
Total change in net unrealized appreciation (depreciation)		10,881,969
Net gain (loss)		17,120,283
Net increase (decrease) in net assets resulting from operations		$ 19,057,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,936,768	$ 4,941,579
Net realized gain (loss)	6,238,314	11,950,985
Change in net unrealized appreciation (depreciation)	10,881,969	9,631,714
Net increase (decrease) in net assets resulting from operations	19,057,051	26,524,278
Distributions to shareholders from net investment income	(797,257)	(4,152,614)
Distributions to shareholders from net realized gain	(11,414,389)	(1,162,732)
Total distributions	(12,211,646)	(5,315,346)
Share transactions Proceeds from sales of shares	29,816,071	52,970,505
Reinvestment of distributions	11,683,616	5,061,436
Cost of shares redeemed	(19,608,518)	(132,790,409)
Net increase (decrease) in net assets resulting from share transactions	21,891,169	(74,758,468)
Total increase (decrease) in net assets	28,736,574	(53,549,536)
Net Assets
Beginning of period	208,675,229	262,224,765
End of period (including undistributed net investment income of $2,567,349 and undistributed net investment income of $1,427,838, respectively)	$ 237,411,803	$ 208,675,229
Other Information Shares
Sold	2,700,232	5,322,241
Issued in reinvestment of distributions	1,100,152	509,712
Redeemed	(1,785,097)	(13,418,567)
Net increase (decrease)	2,015,287	(7,586,614)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 9.68	$ 9.09	$ 7.69	$ 5.27	$ 9.20
Income from Investment Operations
Net investment income (loss) D	.09	.21	.14	.13	.12	.16
Net realized and unrealized gain (loss)	.87	1.03	.48 G	1.42	2.43	(3.95)
Total from investment operations	.96	1.24	.62	1.55	2.55	(3.79)
Distributions from net investment income	(.04)	(.18)	(.03)	(.15)	(.13)	(.14)
Distributions from net realized gain	(.59)	(.05)	-	-	-	-
Total distributions	(.63)	(.22) J	(.03)	(.15)	(.13)	(.14)
Net asset value, end of period	$ 11.03	$ 10.70	$ 9.68	$ 9.09	$ 7.69	$ 5.27
Total Return B, C	9.18%	13.03%	6.78%	20.25%	48.52%	(41.51)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.70% A	2.08%	1.53%	1.58%	1.76%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 237,412	$ 208,675	$ 262,225	$ 968,646	$ 1,006,185	$ 723,548
Portfolio turnover rate F	76% A	85%	104%	64%	60% K	45% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Total distributions of $0.22 per share is comprised of distributions from net investment income of $0.175 and distributions from net realized gain of $.049 per share. K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
CIGNA Corp.	0.9	0.8
Kroger Co.	0.9	0.7
Noble Energy, Inc.	0.8	0.0
Cardinal Health, Inc.	0.8	0.0
VF Corp.	0.8	0.0
Public Service Enterprise Group, Inc.	0.8	0.0
Delphi Automotive PLC	0.8	0.8
Symantec Corp.	0.8	0.8
McGraw-Hill Companies, Inc.	0.8	0.7
Weyerhaeuser Co.	0.8	0.8
	8.2
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	21.4
Consumer Discretionary	18.5	14.3
Information Technology	15.1	14.9
Health Care	12.1	7.6
Industrials	10.6	14.5
Consumer Staples	7.5	7.9
Utilities	5.1	6.2
Energy	4.9	6.7
Materials	3.8	3.9
Telecommunication Services	0.0	0.2

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 3.2%
BorgWarner, Inc.	915	$ 88,371
Delphi Automotive PLC	33,643	1,851,038
Gentex Corp.	55,604	1,252,758
Lear Corp.	20,766	1,427,663
The Goodyear Tire & Rubber Co. (a)	70,816	1,424,818
TRW Automotive Holdings Corp. (a)	18,228	1,259,008
Visteon Corp. (a)	900	64,449
		7,368,105
Distributors - 0.2%
Genuine Parts Co.	6,090	468,991
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)(e)	17,605	1,269,849
International Game Technology	66,133	1,249,252
Marriott Vacations Worldwide Corp. (a)(e)	5,894	256,978
Wyndham Worldwide Corp.	9,570	568,075
Wynn Resorts Ltd. (e)	11,880	1,675,555
		5,019,709
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	3,589	421,672
PulteGroup, Inc.	73,545	1,131,858
Whirlpool Corp.	12,093	1,555,764
		3,109,294
Internet & Catalog Retail - 1.4%
Expedia, Inc.	12,195	570,238
Liberty Media Corp. Interactive Series A (a)	53,094	1,198,863
Netflix, Inc. (a)(e)	5,389	1,529,991
		3,299,092
Leisure Equipment & Products - 1.2%
Mattel, Inc.	32,862	1,330,911
Polaris Industries, Inc.	13,192	1,440,698
Smith & Wesson Holding Corp. (a)	8,768	95,922
		2,867,531
Media - 2.0%
AMC Networks, Inc. Class A (a)	17,617	1,091,902
Charter Communications, Inc. Class A (a)	4,000	485,680
Scripps Networks Interactive, Inc. Class A	17,353	1,275,966
Starz - Liberty Capital Series A (a)	56,292	1,405,048
Washington Post Co. Class B	486	274,104
		4,532,700
Multiline Retail - 0.8%
Dillard's, Inc. Class A	3,527	268,969
Macy's, Inc.	36,607	1,626,449
		1,895,418
Specialty Retail - 4.0%
Best Buy Co., Inc.	42,738	1,538,568
Foot Locker, Inc.	8,516	274,215
Gap, Inc.	40,352	1,631,835

	Shares	Value
L Brands, Inc.	15,355	$ 880,763
O'Reilly Automotive, Inc. (a)	14,062	1,725,548
PetSmart, Inc.	20,771	1,462,902
Ross Stores, Inc.	26,450	1,779,027
		9,292,858
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc.	14,708	776,729
Fossil Group, Inc. (a)	7,396	858,971
Hanesbrands, Inc.	22,824	1,357,572
VF Corp.	9,956	1,863,863
		4,857,135
TOTAL CONSUMER DISCRETIONARY		42,710,833
CONSUMER STAPLES - 7.5%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	15,218	569,153
Dr. Pepper Snapple Group, Inc.	12,700	568,452
		1,137,605
Food & Staples Retailing - 1.4%
Kroger Co.	54,101	1,980,097
Rite Aid Corp. (a)	358,875	1,241,708
		3,221,805
Food Products - 4.5%
Campbell Soup Co. (e)	29,562	1,276,487
ConAgra Foods, Inc.	37,698	1,274,946
Hormel Foods Corp. (e)	17,624	730,162
Ingredion, Inc.	15,615	982,808
Pilgrims Pride Corp. (a)(e)	73,145	1,121,313
Sanderson Farms, Inc.	5,390	352,937
The Hershey Co.	18,536	1,704,385
The J.M. Smucker Co.	15,383	1,632,752
Tyson Foods, Inc. Class A	49,181	1,423,790
		10,499,580
Household Products - 0.4%
Energizer Holdings, Inc.	8,167	807,145
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	16,774	1,404,152
Tobacco - 0.1%
Lorillard, Inc.	5,000	211,500
TOTAL CONSUMER STAPLES		17,281,787
ENERGY - 4.9%
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc. (e)	18,534	1,186,732
Helmerich & Payne, Inc. (e)	15,657	987,017
Oceaneering International, Inc.	12,939	1,003,808
		3,177,557
Oil, Gas & Consumable Fuels - 3.5%
Delek US Holdings, Inc.	9,978	248,053
HollyFrontier Corp.	29,583	1,315,852
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	15,863	$ 1,150,226
Murphy Oil Corp.	16,299	1,098,879
Noble Energy, Inc.	31,452	1,932,096
Tesoro Corp.	26,723	1,231,663
Valero Energy Corp.	32,211	1,144,457
		8,121,226
TOTAL ENERGY		11,298,783
FINANCIALS - 20.5%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	1,141	98,297
LPL Financial	12,804	470,931
Raymond James Financial, Inc.	16,675	697,515
SEI Investments Co.	28,179	838,607
T. Rowe Price Group, Inc.	23,059	1,617,358
Waddell & Reed Financial, Inc. Class A	12,868	612,774
		4,335,482
Commercial Banks - 5.3%
CIT Group, Inc. (a)	29,981	1,435,190
Fifth Third Bancorp	94,661	1,731,350
First Republic Bank	31,132	1,378,525
Huntington Bancshares, Inc. (e)	166,678	1,373,427
M&T Bank Corp.	14,991	1,699,080
Regions Financial Corp.	171,378	1,610,953
SunTrust Banks, Inc.	55,055	1,762,861
Synovus Financial Corp.	368,615	1,175,882
		12,167,268
Consumer Finance - 1.4%
Credit Acceptance Corp. (a)	5,398	580,555
Discover Financial Services	24,077	1,137,638
SLM Corp.	65,364	1,568,082
		3,286,275
Diversified Financial Services - 2.9%
CBOE Holdings, Inc.	24,064	1,104,297
ING U.S., Inc.	37,774	1,087,891
McGraw-Hill Companies, Inc.	30,935	1,805,676
Moody's Corp.	25,309	1,608,640
MSCI, Inc. Class A (a)	22,307	836,736
The NASDAQ Stock Market, Inc.	5,339	159,423
		6,602,663
Insurance - 4.1%
American International Group, Inc. warrants 1/19/21 (a)	574	10,734
Aon PLC	25,262	1,676,892
Arthur J. Gallagher & Co.	12,493	516,461
Aspen Insurance Holdings Ltd.	20,896	743,271
Axis Capital Holdings Ltd.	28,098	1,207,933
Everest Re Group Ltd.	10,024	1,372,787
HCC Insurance Holdings, Inc.	22,300	941,060

	Shares	Value
PartnerRe Ltd.	4,249	$ 370,300
ProAssurance Corp.	13,206	622,531
Progressive Corp. (e)	8,060	202,064
RenaissanceRe Holdings Ltd.	10,122	884,663
Validus Holdings Ltd.	24,657	853,379
		9,402,075
Real Estate Investment Trusts - 4.3%
American Capital Agency Corp.	15,251	347,113
Camden Property Trust (SBI)	6,879	425,053
CBL & Associates Properties, Inc.	35,083	673,594
Corrections Corp. of America	38,632	1,272,538
Extra Space Storage, Inc.	26,437	1,089,998
General Growth Properties, Inc.	66,649	1,278,328
HCP, Inc.	5,464	222,549
Home Properties, Inc.	3,296	190,179
MFA Financial, Inc.	94,809	682,625
New Residential Investment Corp.	84,524	536,727
Potlatch Corp.	4,890	188,558
Retail Properties America, Inc.	11,776	157,092
RLJ Lodging Trust	32,777	753,215
The Geo Group, Inc.	12,022	375,207
Ventas, Inc.	1,141	71,039
Weyerhaeuser Co.	65,679	1,798,291
		10,062,106
Thrifts & Mortgage Finance - 0.6%
Home Loan Servicing Solutions Ltd.	12,375	282,150
Ocwen Financial Corp. (a)	22,808	1,150,436
		1,432,586
TOTAL FINANCIALS		47,288,455
HEALTH CARE - 12.1%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	5,083	1,082,781
Myriad Genetics, Inc. (a)(e)	39,689	1,038,661
Pharmacyclics, Inc. (a)	13,071	1,457,417
United Therapeutics Corp. (a)(e)	18,335	1,300,135
		4,878,994
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	91,724	970,440
CareFusion Corp. (a)	25,408	910,877
Edwards Lifesciences Corp. (a)(e)	20,333	1,431,037
Sirona Dental Systems, Inc. (a)	4,090	264,909
St. Jude Medical, Inc.	33,823	1,705,017
Thoratec Corp. (a)	14,730	526,303
Zimmer Holdings, Inc.	19,539	1,545,340
		7,353,923
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	28,970	1,648,972
Cardinal Health, Inc.	37,279	1,874,388
CIGNA Corp.	26,295	2,069,154
HCA Holdings, Inc.	40,257	1,537,415
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	16,590	$ 1,527,607
Laboratory Corp. of America Holdings (a)(e)	11,303	1,081,923
Omnicare, Inc. (e)	25,627	1,393,340
Quest Diagnostics, Inc. (e)	26,333	1,543,640
		12,676,439
Pharmaceuticals - 1.3%
Actavis, Inc. (a)	1,700	229,806
Mylan, Inc. (a)	47,394	1,674,904
Santarus, Inc. (a)	12,933	291,251
Warner Chilcott PLC	6,752	144,830
Zoetis, Inc. Class A	25,773	751,283
		3,092,074
TOTAL HEALTH CARE		28,001,430
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	13,340	1,290,778
BE Aerospace, Inc. (a)	20,510	1,398,577
Exelis, Inc.	12,925	190,127
L-3 Communications Holdings, Inc.	16,328	1,474,908
Rockwell Collins, Inc.	12,254	867,216
		5,221,606
Airlines - 0.3%
Copa Holdings SA Class A	226	29,556
Delta Air Lines, Inc.	32,329	637,851
Southwest Airlines Co.	245	3,138
		670,545
Commercial Services & Supplies - 0.3%
UniFirst Corp.	6,797	651,696
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	5,567	162,167
Electrical Equipment - 1.4%
AMETEK, Inc.	11,724	503,194
Generac Holdings, Inc. (e)	25,015	990,344
Rockwell Automation, Inc.	17,831	1,733,708
		3,227,246
Machinery - 4.8%
AGCO Corp. (e)	24,693	1,396,636
CNH Global NV	25,904	1,188,476
Crane Co.	12,272	704,536
Dover Corp.	20,485	1,742,249
Ingersoll-Rand PLC	20,313	1,201,311
Lincoln Electric Holdings, Inc.	6,839	427,643
Parker Hannifin Corp.	4,235	423,288
Snap-On, Inc.	3,403	318,521
Toro Co.	8,976	474,023
Trinity Industries, Inc. (e)	17,104	722,131
Valmont Industries, Inc.	8,523	1,150,264

	Shares	Value
WABCO Holdings, Inc. (a)	7,454	$ 581,337
Wabtec Corp.	14,526	850,062
		11,180,477
Professional Services - 1.5%
Equifax, Inc.	686	40,536
Manpower, Inc.	20,174	1,308,284
Robert Half International, Inc.	20,068	707,798
Towers Watson & Co.	16,743	1,377,112
		3,433,730
TOTAL INDUSTRIALS		24,547,467
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	175,850	1,301,290
Harris Corp.	12,944	733,019
Juniper Networks, Inc. (a)	16,474	311,359
		2,345,668
Computers & Peripherals - 2.2%
NetApp, Inc. (e)	41,314	1,716,184
SanDisk Corp. (e)	31,146	1,718,636
Western Digital Corp.	26,526	1,644,612
		5,079,432
Electronic Equipment & Components - 0.5%
Avnet, Inc.	22,008	848,628
Ingram Micro, Inc. Class A (a)	14,176	313,290
		1,161,918
Internet Software & Services - 0.0%
AOL, Inc.	1,935	63,720
IT Services - 2.3%
Amdocs Ltd.	35,324	1,302,043
Booz Allen Hamilton Holding Corp. Class A	28,925	585,153
Computer Sciences Corp.	3,514	176,227
Fidelity National Information Services, Inc.	20,032	890,623
Genpact Ltd.	4,677	90,032
Jack Henry & Associates, Inc.	5,581	278,492
The Western Union Co.	28,452	498,764
Total System Services, Inc.	48,333	1,337,374
		5,158,708
Office Electronics - 0.7%
Xerox Corp.	166,999	1,666,650
Semiconductors & Semiconductor Equipment - 5.1%
Analog Devices, Inc.	22,083	1,022,001
Avago Technologies Ltd.	39,029	1,503,007
KLA-Tencor Corp.	19,829	1,093,569
Linear Technology Corp. (e)	29,887	1,145,569
Marvell Technology Group Ltd.	110,585	1,339,184
Maxim Integrated Products, Inc.	51,057	1,421,682
Micron Technology, Inc. (a)	125,523	1,703,347
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (e)	62,954	$ 928,572
Xilinx, Inc.	36,748	1,595,598
		11,752,529
Software - 3.3%
Activision Blizzard, Inc.	86,855	1,417,474
Aspen Technology, Inc. (a)	25,731	860,187
CA Technologies, Inc.	51,810	1,515,443
Intuit, Inc. (e)	18,406	1,169,333
Symantec Corp.	72,189	1,848,760
Synopsys, Inc. (a)	21,633	784,413
		7,595,610
TOTAL INFORMATION TECHNOLOGY		34,824,235
MATERIALS - 3.8%
Chemicals - 1.5%
CF Industries Holdings, Inc.	8,285	1,576,967
Eastman Chemical Co.	8,807	669,332
Westlake Chemical Corp.	11,860	1,199,995
		3,446,294
Containers & Packaging - 1.6%
Avery Dennison Corp.	1,431	61,190
Bemis Co., Inc.	6,082	242,003
Graphic Packaging Holding Co. (a)	101,068	839,875
Packaging Corp. of America	25,696	1,362,916
Rock-Tenn Co. Class A	8,261	917,880
Silgan Holdings, Inc.	5,581	263,312
		3,687,176
Paper & Forest Products - 0.7%
International Paper Co.	20,497	967,663
Kapstone Paper & Packaging Corp. (e)	14,918	626,556
Louisiana-Pacific Corp. (a)	6,134	91,765
		1,685,984
TOTAL MATERIALS		8,819,454
UTILITIES - 5.1%
Electric Utilities - 1.3%
Edison International	3,117	143,039
NV Energy, Inc.	6,333	148,509
Pinnacle West Capital Corp.	17,155	931,002
Xcel Energy, Inc.	62,751	1,752,008
		2,974,558
Gas Utilities - 0.0%
National Fuel Gas Co.	1,278	83,428
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	37,796	480,387

	Shares	Value
Multi-Utilities - 3.3%
Alliant Energy Corp.	13,219	$ 655,795
Ameren Corp.	41,949	1,418,296
CenterPoint Energy, Inc.	15,968	366,146
CMS Energy Corp.	1,520	40,326
DTE Energy Co.	23,558	1,575,323
Public Service Enterprise Group, Inc.	57,228	1,855,332
SCANA Corp.	4,456	214,423
Wisconsin Energy Corp. (e)	34,530	1,417,111
		7,542,752
Water Utilities - 0.3%
American Water Works Co., Inc.	20,471	833,989
TOTAL UTILITIES		11,915,114
TOTAL COMMON STOCKS (Cost $204,310,340)		226,687,558
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (f) (Cost $249,938)	$ 250,000	249,984
Money Market Funds - 14.4%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	6,640,758	6,640,758
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	26,650,925	26,650,925
TOTAL MONEY MARKET FUNDS (Cost $33,291,683)		33,291,683
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $237,851,961)		260,229,225
NET OTHER ASSETS (LIABILITIES) - (12.6)%		(29,079,765)
NET ASSETS - 100%		$ 231,149,460
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
37 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	$ 4,376,730	$ 84,053

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,984.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 21,038
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 42,710,833	$ 42,710,833	$ -	$ -
Consumer Staples	17,281,787	17,281,787	-	-
Energy	11,298,783	11,298,783	-	-
Financials	47,288,455	47,288,455	-	-
Health Care	28,001,430	28,001,430	-	-
Industrials	24,547,467	24,547,467	-	-
Information Technology	34,824,235	34,824,235	-	-
Materials	8,819,454	8,819,454	-	-
Utilities	11,915,114	11,915,114	-	-
U.S. Government and Government Agency Obligations	249,984	-	249,984	-
Money Market Funds	33,291,683	33,291,683	-	-
Total Investments in Securities:	$ 260,229,225	$ 259,979,241	$ 249,984	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 84,053	$ 84,053	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 84,053	$ -
Total Value of Derivatives	$ 84,053	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,900,736) - See accompanying schedule: Unaffiliated issuers (cost $211,201,036)	$ 233,578,300
Fidelity Central Funds (cost $26,650,925)	26,650,925
Total Investments (cost $237,851,961)		$ 260,229,225
Receivable for investments sold		8,322,713
Receivable for fund shares sold		408,156
Dividends receivable		358,273
Interest receivable		192
Distributions receivable from Fidelity Central Funds		2,377
Other receivables		32
Total assets		269,320,968

Liabilities
Payable for investments purchased	$ 11,057,353
Payable for fund shares redeemed	287,377
Accrued management fee	87,584
Payable for daily variation margin for derivative instruments	59,075
Other affiliated payables	29,194
Collateral on securities loaned, at value	26,650,925
Total liabilities		38,171,508

Net Assets		$ 231,149,460
Net Assets consist of:
Paid in capital		$ 201,081,053
Undistributed net investment income		1,458,323
Accumulated undistributed net realized gain (loss) on investments		6,148,767
Net unrealized appreciation (depreciation) on investments		22,461,317
Net Assets, for 19,424,038 shares outstanding		$ 231,149,460
Net Asset Value, offering price and redemption price per share ($231,149,460 ÷ 19,424,038 shares)		$ 11.90

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,036,240
Interest		1,748
Income from Fidelity Central Funds		21,038
Total income		2,059,026

Expenses
Management fee	$ 441,863
Transfer agent fees	147,681
Independent trustees' compensation	1,180
Miscellaneous	160
Total expenses before reductions	590,884
Expense reductions	(4)	590,880
Net investment income (loss)		1,468,146
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,816,087
Futures contracts	657,554
Total net realized gain (loss)		7,473,641
Change in net unrealized appreciation (depreciation) on: Investment securities	8,274,856
Futures contracts	(58,545)
Total change in net unrealized appreciation (depreciation)		8,216,311
Net gain (loss)		15,689,952
Net increase (decrease) in net assets resulting from operations		$ 17,158,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,468,146	$ 1,438,276
Net realized gain (loss)	7,473,641	3,806,329
Change in net unrealized appreciation (depreciation)	8,216,311	6,452,442
Net increase (decrease) in net assets resulting from operations	17,158,098	11,697,047
Distributions to shareholders from net investment income	(219,292)	(1,338,905)
Distributions to shareholders from net realized gain	(2,662,837)	(1,032,505)
Total distributions	(2,882,129)	(2,371,410)
Share transactions Proceeds from sales of shares	110,145,674	62,334,770
Reinvestment of distributions	2,757,859	2,289,379
Cost of shares redeemed	(24,165,693)	(24,883,399)
Net increase (decrease) in net assets resulting from share transactions	88,737,840	39,740,750
Redemption fees	5,483	2,311
Total increase (decrease) in net assets	103,019,292	49,068,698

Net Assets
Beginning of period	128,130,168	79,061,470
End of period (including undistributed net investment income of $1,458,323 and undistributed net investment income of $209,469, respectively)	$ 231,149,460	$ 128,130,168
Other Information Shares
Sold	9,576,662	5,905,950
Issued in reinvestment of distributions	244,925	235,166
Redeemed	(2,075,132)	(2,543,261)
Net increase (decrease)	7,746,455	3,597,855

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 9.79	$ 10.28	$ 8.33	$ 5.12	$ 9.16
Income from Investment Operations
Net investment income (loss) D	.09	.18	.10	.10	.09	.10
Net realized and unrealized gain (loss)	1.02	1.30	.05	2.30	3.20	(4.07)
Total from investment operations	1.11	1.48	.15	2.40	3.29	(3.97)
Distributions from net investment income	(.01)	(.17)	(.07)	(.10)	(.08)	(.08)
Distributions from net realized gain	(.17)	(.13)	(.58)	(.35)	-	-
Total distributions	(.18)	(.30)	(.64) K	(.45)	(.08)	(.08)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 11.90	$ 10.97	$ 9.79	$ 10.28	$ 8.33	$ 5.12
Total Return B, C	10.25%	15.57%	1.91%	29.44%	64.37%	(43.40)%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60% A	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60% A	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.49% A	1.80%	1.03%	1.16%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 231,149	$ 128,130	$ 79,061	$ 62,104	$ 33,617	$ 14,235
Portfolio turnover rate F	93% A	99%	92%	59%	80% K	58% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.64 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.575 per share. K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
CommVault Systems, Inc.	0.7	0.6
Aspen Technology, Inc.	0.7	0.6
Rite Aid Corp.	0.7	0.5
Dana Holding Corp.	0.7	0.2
RLJ Lodging Trust	0.7	0.6
Team Health Holdings, Inc.	0.7	0.5
Thoratec Corp.	0.7	0.2
ValueClick, Inc.	0.6	0.0
Express, Inc.	0.6	0.2
Platinum Underwriters Holdings Ltd.	0.6	0.5
	6.7
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	23.7
Information Technology	19.1	15.4
Industrials	14.9	15.7
Consumer Discretionary	14.5	11.4
Health Care	11.9	9.8
Consumer Staples	5.1	4.5
Energy	4.9	6.3
Materials	4.8	5.1
Utilities	2.7	4.3
Telecommunication Services	0.0	0.0*
* Amount represents less than 0.1%

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.8%
Dana Holding Corp.	91,619	$ 1,920,334
Drew Industries, Inc. (e)	6,144	257,802
Gentherm, Inc. (a)	10,912	182,558
Remy International, Inc.	14,318	279,774
Standard Motor Products, Inc.	24,095	738,753
Stoneridge, Inc. (a)	14,131	175,790
Superior Industries International, Inc.	5,728	99,896
Tenneco, Inc. (a)	21,754	1,003,512
Tower International, Inc. (a)	25,653	525,373
		5,183,792
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,120	133,772
VOXX International Corp. (a)	17,216	209,347
		343,119
Diversified Consumer Services - 0.6%
Bridgepoint Education, Inc. (a)	15,867	262,123
Grand Canyon Education, Inc. (a)	4,476	154,467
Hillenbrand, Inc.	32,288	799,451
LifeLock, Inc.	32,854	414,289
Regis Corp.	2,503	39,497
		1,669,827
Hotels, Restaurants & Leisure - 5.0%
Bloomin' Brands, Inc.	54,265	1,220,963
Bob Evans Farms, Inc.	10,652	522,268
CEC Entertainment, Inc.	3,810	154,191
Churchill Downs, Inc.	1,316	106,596
Cracker Barrel Old Country Store, Inc.	7,326	721,025
DineEquity, Inc.	4,367	289,401
Jack in the Box, Inc. (a)	39,600	1,563,804
Krispy Kreme Doughnuts, Inc. (a)	79,259	1,562,987
Marcus Corp.	5,991	73,689
Marriott Vacations Worldwide Corp. (a)	34,491	1,503,808
Multimedia Games Holding Co., Inc. (a)	40,185	1,576,859
Papa John's International, Inc.	14,005	954,161
Pinnacle Entertainment, Inc. (a)	48,608	1,151,037
Red Robin Gourmet Burgers, Inc. (a)	1,374	89,118
SHFL Entertainment, Inc. (a)	18,027	410,475
Sonic Corp. (a)	42,859	684,030
Texas Roadhouse, Inc. Class A	63,890	1,587,667
		14,172,079
Household Durables - 0.6%
Flexsteel Industries, Inc.	29,608	665,884
Helen of Troy Ltd. (a)	4,053	162,850
NACCO Industries, Inc. Class A	13,324	740,548
Ryland Group, Inc.	224	7,800
		1,577,082

	Shares	Value
Internet & Catalog Retail - 0.2%
Overstock.com, Inc. (a)(e)	16,385	$ 460,910
ValueVision Media, Inc. Class A (a)	8,177	39,986
		500,896
Leisure Equipment & Products - 0.5%
Brunswick Corp.	3,362	122,242
Smith & Wesson Holding Corp. (a)(e)	124,835	1,365,695
		1,487,937
Media - 2.6%
Belo Corp. Series A	102,794	1,453,507
Dex Media, Inc. (a)	22,703	210,457
E.W. Scripps Co. Class A (a)	40,084	609,678
Entravision Communication Corp. Class A	157,901	825,822
Global Sources Ltd. (a)	52,426	321,896
Harte-Hanks, Inc.	9,321	77,364
Loral Space & Communications Ltd.	9,635	636,970
Media General, Inc. Class A (a)(e)	12,046	126,363
Nexstar Broadcasting Group, Inc. Class A	44,656	1,499,102
Sinclair Broadcast Group, Inc. Class A	61,397	1,468,616
		7,229,775
Specialty Retail - 2.7%
Big 5 Sporting Goods Corp.	72,629	1,215,083
Brown Shoe Co., Inc.	11,831	265,251
Christopher & Banks Corp. (a)	20,669	114,506
Destination Maternity Corp.	9,329	259,066
Express, Inc. (a)(e)	82,496	1,731,591
Finish Line, Inc. Class A	39,397	825,761
Haverty Furniture Companies, Inc.	5,432	131,509
Pier 1 Imports, Inc.	11,570	253,614
Sears Hometown & Outlet Stores, Inc. (a)	8,306	266,456
The Cato Corp. Class A (sub. vtg.)	16,605	417,782
The Children's Place Retail Stores, Inc. (a)	10,845	576,737
The Men's Wearhouse, Inc.	42,105	1,585,253
		7,642,609
Textiles, Apparel & Luxury Goods - 0.4%
Movado Group, Inc.	19,455	828,978
Perry Ellis International, Inc.	7,434	136,191
		965,169
TOTAL CONSUMER DISCRETIONARY		40,772,285
CONSUMER STAPLES - 5.1%
Beverages - 0.1%
Coca-Cola Bottling Co. CONSOLIDATED	1,498	94,134
Food & Staples Retailing - 1.2%
Andersons, Inc.	15,047	987,986
Harris Teeter Supermarkets, Inc.	8,724	428,785
Rite Aid Corp. (a)	560,395	1,938,967
		3,355,738
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.8%
Cal-Maine Foods, Inc.	18,167	$ 828,960
Chiquita Brands International, Inc. (a)	30,006	369,974
Fresh Del Monte Produce, Inc.	40,726	1,175,352
J&J Snack Foods Corp.	10,574	813,352
Lancaster Colony Corp.	2,090	154,179
Omega Protein Corp. (a)	18,038	161,440
Pilgrims Pride Corp. (a)(e)	90,889	1,393,328
Post Holdings, Inc. (a)	3,448	147,230
Sanderson Farms, Inc.	23,718	1,553,055
Seneca Foods Corp. Class A (a)	5,543	163,352
TreeHouse Foods, Inc. (a)	18,035	1,172,816
		7,933,038
Household Products - 0.2%
Orchids Paper Products Co.	14,298	393,052
WD-40 Co.	2,460	143,123
		536,175
Personal Products - 0.8%
Inter Parfums, Inc.	5,810	154,372
MediFast, Inc. (a)	11,654	289,718
Nature's Sunshine Products, Inc.	5,405	94,371
Nu Skin Enterprises, Inc. Class A	17,193	1,439,226
Nutraceutical International Corp.	1,594	35,945
Prestige Brands Holdings, Inc. (a)	9,432	306,257
		2,319,889
TOTAL CONSUMER STAPLES		14,238,974
ENERGY - 4.9%
Energy Equipment & Services - 2.4%
Bristow Group, Inc.	10,234	672,374
Dril-Quip, Inc. (a)	13,701	1,397,639
Exterran Holdings, Inc. (a)	46,576	1,277,580
Geospace Technologies Corp. (a)(e)	2,493	173,912
Gulf Island Fabrication, Inc.	6,531	153,413
Hercules Offshore, Inc. (a)	223,551	1,609,567
ION Geophysical Corp. (a)(e)	40,632	194,627
Matrix Service Co. (a)	17,456	272,139
Newpark Resources, Inc. (a)	23,811	265,016
Parker Drilling Co. (a)	17,668	101,414
RigNet, Inc. (a)	9,423	342,149
Tesco Corp. (a)	13,327	205,902
		6,665,732
Oil, Gas & Consumable Fuels - 2.5%
Adams Resources & Energy, Inc.	736	44,756
Alon U.S.A. Energy, Inc.	79,048	981,776
CVR Energy, Inc.	31,374	1,343,435
Delek US Holdings, Inc.	53,615	1,332,869
Green Plains Renewable Energy, Inc.	16,408	264,005
Renewable Energy Group, Inc. (a)(e)	52,861	816,702
Rex American Resources Corp. (a)	12,648	373,622

	Shares	Value
VAALCO Energy, Inc. (a)	53,038	$ 294,891
Warren Resources, Inc. (a)	3,157	9,029
Western Refining, Inc. (e)	57,028	1,672,631
		7,133,716
TOTAL ENERGY		13,799,448
FINANCIALS - 20.6%
Capital Markets - 2.1%
American Capital Ltd. (a)	95,148	1,187,447
Arlington Asset Investment Corp.	8,504	197,463
BGC Partners, Inc. Class A	30,879	172,614
Calamos Asset Management, Inc. Class A	7,509	74,489
Evercore Partners, Inc. Class A	36,233	1,615,629
FBR & Co. (a)	2,816	75,525
FXCM, Inc. Class A	22,438	426,098
Investment Technology Group, Inc. (a)	12,987	220,779
MCG Capital Corp.	30,830	150,759
New Mountain Finance Corp.	7,661	112,463
Piper Jaffray Companies (a)(e)	12,133	394,444
Solar Capital Ltd. (e)	8,806	193,292
TCP Capital Corp.	59,009	919,360
Virtus Investment Partners, Inc. (a)	1,273	221,884
		5,962,246
Commercial Banks - 5.7%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	28,487	685,967
BancorpSouth, Inc.	18,891	366,108
Bank of Marin Bancorp	2,320	91,431
Banner Bank	25,825	884,765
BBCN Bancorp, Inc.	12,840	171,542
BNC Bancorp	7,886	102,676
Central Pacific Financial Corp.	26,306	446,939
Citizens & Northern Corp.	4,777	91,718
Customers Bancorp, Inc. (a)	22,542	369,238
Eagle Bancorp, Inc., Maryland	7,915	201,674
First Bancorp, Puerto Rico (a)	221,382	1,414,631
First Community Bancshares, Inc.	6,073	91,399
First Financial Holdings, Inc.	3,667	197,395
First Interstate Bancsystem, Inc.	2,097	47,665
First Merchants Corp.	28,387	484,850
FirstMerit Corp.	63,693	1,347,744
Flushing Financial Corp.	12,610	225,719
Hanmi Financial Corp.	56,363	920,408
Home Bancshares, Inc.	4,083	103,790
MainSource Financial Group, Inc.	3,166	45,116
MB Financial, Inc. (e)	52,477	1,416,354
Mercantile Bank Corp.	962	19,240
Merchants Bancshares, Inc.	13,888	406,502
NBT Bancorp, Inc.	4,364	93,477
Peoples Bancorp, Inc.	4,241	88,891
Pinnacle Financial Partners, Inc. (a)	4,152	116,048
PrivateBancorp, Inc.	40,412	881,790
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Republic Bancorp, Inc., Kentucky Class A (e)	3,917	$ 103,448
Sterling Financial Corp.	13,106	317,165
Susquehanna Bancshares, Inc.	37,551	473,518
Umpqua Holdings Corp.	52,416	851,236
Union First Market Bankshares Corp.	18,305	391,544
United Community Banks, Inc., Georgia (a)	16,576	241,678
Washington Trust Bancorp, Inc.	7,856	235,759
Webster Financial Corp.	9,438	249,729
WesBanco, Inc.	7,363	211,244
Wilshire Bancorp, Inc.	100,611	817,967
Wintrust Financial Corp.	17,853	707,693
Yadkin Financial Corp. (a)	8,537	126,604
		16,040,662
Consumer Finance - 1.5%
Cash America International, Inc.	16,224	694,063
Credit Acceptance Corp. (a)	6,378	685,954
DFC Global Corp. (a)(e)	13,744	155,307
Encore Capital Group, Inc. (a)(e)	8,633	370,097
EZCORP, Inc. (non-vtg.) Class A (a)	12,904	219,110
Nelnet, Inc. Class A	32,672	1,237,615
Portfolio Recovery Associates, Inc. (a)	183	9,706
World Acceptance Corp. (a)(e)	9,370	802,728
		4,174,580
Diversified Financial Services - 0.6%
MarketAxess Holdings, Inc.	22,551	1,144,689
Marlin Business Services Corp.	20,351	495,750
Vector Capital Corp. rights (a)	8,300	0
		1,640,439
Insurance - 2.8%
Argo Group International Holdings, Ltd.	18,743	765,464
CNO Financial Group, Inc.	3,753	51,003
Enstar Group Ltd. (a)	2,482	334,499
FBL Financial Group, Inc. Class A	9,266	408,445
First American Financial Corp.	78,973	1,650,536
HCI Group, Inc.	87	3,034
Hilltop Holdings, Inc. (a)(e)	36,090	565,169
Horace Mann Educators Corp.	33,179	874,598
Maiden Holdings Ltd.	27,981	365,991
Montpelier Re Holdings Ltd.	12,897	320,490
Platinum Underwriters Holdings Ltd.	29,958	1,730,973
Primerica, Inc.	1,662	61,710
ProAssurance Corp.	17,411	820,755
		7,952,667
Real Estate Investment Trusts - 4.4%
Anworth Mortgage Asset Corp.	108,234	479,477
Apollo Commercial Real Estate Finance, Inc.	50,340	756,107
Apollo Residential Mortgage, Inc.	22,582	343,472

	Shares	Value
Capstead Mortgage Corp.	23,162	$ 271,922
Extra Space Storage, Inc.	9,919	408,960
Gyrodyne Co. of America, Inc.	694	49,205
MFA Financial, Inc.	122,801	884,167
New Residential Investment Corp.	142,443	904,513
Potlatch Corp.	20,912	806,367
PS Business Parks, Inc.	2,830	205,656
Redwood Trust, Inc. (e)	79,230	1,409,502
Resource Capital Corp.	128,865	749,994
RLJ Lodging Trust	82,313	1,891,553
Select Income (REIT)	18,078	439,838
Sovran Self Storage, Inc.	18,480	1,224,670
Spirit Realty Capital, Inc.	135,504	1,180,240
The Geo Group, Inc.	9,676	301,988
		12,307,631
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (a)	8,960	322,291
Forestar Group, Inc. (a)	11,469	228,921
		551,212
Thrifts & Mortgage Finance - 3.3%
Capitol Federal Financial, Inc.	18,127	221,874
Dime Community Bancshares, Inc.	44,455	707,724
Doral Financial Corp. (a)	12,095	286,289
EverBank Financial Corp. (e)	87,400	1,228,844
Farmer Mac Class C (non-vtg.)	5,004	168,385
Flagstar Bancorp, Inc. (a)(e)	74,593	1,081,599
Fox Chase Bancorp, Inc.	3,066	51,754
Home Loan Servicing Solutions Ltd.	71,159	1,622,425
HomeStreet, Inc.	26,193	514,169
MGIC Investment Corp. (a)	74,425	537,349
Northwest Bancshares, Inc.	26,803	357,552
Ocwen Financial Corp. (a)	29,485	1,487,223
Provident Financial Holdings, Inc.	5,592	99,370
Simplicity Bancorp, Inc.	5,078	75,256
WSFS Financial Corp.	15,963	951,395
		9,391,208
TOTAL FINANCIALS		58,020,645
HEALTH CARE - 11.9%
Biotechnology - 1.8%
Aegerion Pharmaceuticals, Inc. (a)	10,154	880,149
Alkermes PLC (a)	19,349	614,331
Alnylam Pharmaceuticals, Inc. (a)	2,449	126,858
Celldex Therapeutics, Inc. (a)(e)	34,152	741,781
Cepheid, Inc. (a)(e)	3,914	140,043
Clovis Oncology, Inc. (a)	3,808	245,616
Emergent BioSolutions, Inc. (a)	19,637	345,218
Insys Therapeutics, Inc. (a)	9,504	266,207
Isis Pharmaceuticals, Inc. (a)(e)	4,914	126,929
PDL BioPharma, Inc. (e)	44,539	353,640
Pharmacyclics, Inc. (a)	5,428	605,222
Puma Biotechnology, Inc. (a)	2,664	134,905
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Stemline Therapeutics, Inc.	9,647	$ 334,269
Trius Therapeutics, Inc. (a)	2,341	32,001
		4,947,169
Health Care Equipment & Supplies - 2.6%
Anika Therapeutics, Inc. (a)	587	13,583
CONMED Corp.	6,745	209,702
Cyberonics, Inc. (a)(e)	17,431	886,715
Greatbatch, Inc. (a)	9,891	335,997
Haemonetics Corp. (a)	1,766	70,375
Integra LifeSciences Holdings Corp. (a)(e)	12,964	526,857
Invacare Corp.	18,008	270,300
Natus Medical, Inc. (a)	5,311	69,840
Orthofix International NV (a)	3,408	75,215
RTI Biologics, Inc. (a)	73,985	246,370
Sirona Dental Systems, Inc. (a)	19,680	1,274,674
SurModics, Inc. (a)	15,050	297,990
The Spectranetics Corp. (a)	13,714	216,544
Thoratec Corp. (a)	51,771	1,849,778
Vascular Solutions, Inc. (a)	6,300	99,351
West Pharmaceutical Services, Inc.	12,863	951,219
		7,394,510
Health Care Providers & Services - 5.6%
Addus HomeCare Corp. (a)	6,685	141,588
Alliance Healthcare Services, Inc. (a)	65,849	1,600,131
AMN Healthcare Services, Inc. (a)	24,801	337,294
AmSurg Corp. (a)	13,714	511,395
Centene Corp. (a)	10,120	578,358
Chemed Corp. (e)	22,600	1,573,864
Corvel Corp. (a)	3,945	129,948
Five Star Quality Care, Inc. (a)	77,611	402,801
Gentiva Health Services, Inc. (a)(e)	23,829	273,319
Hanger, Inc. (a)	39,198	1,203,771
HealthSouth Corp.	11,021	346,721
Kindred Healthcare, Inc.	11,260	165,522
Magellan Health Services, Inc. (a)	23,637	1,328,636
Molina Healthcare, Inc. (a)(e)	28,862	963,702
National Healthcare Corp.	7,593	350,341
Owens & Minor, Inc.	11,594	395,471
PharMerica Corp. (a)	3,378	41,549
Providence Service Corp. (a)(e)	27,369	734,584
Select Medical Holdings Corp.	123,890	1,049,348
Team Health Holdings, Inc. (a)	49,180	1,889,987
The Ensign Group, Inc.	1,544	59,676
Triple-S Management Corp. (a)	2,249	41,944
Universal American Spin Corp.	28,889	210,890
Wellcare Health Plans, Inc. (a)(e)	21,044	1,339,871
		15,670,711

	Shares	Value
Health Care Technology - 0.5%
Medidata Solutions, Inc. (a)	5,045	$ 451,225
Omnicell, Inc. (a)	50,096	1,089,087
		1,540,312
Life Sciences Tools & Services - 0.4%
Albany Molecular Research, Inc. (a)	30,974	341,024
Cambrex Corp. (a)	12,208	166,395
PAREXEL International Corp. (a)	16,509	766,513
		1,273,932
Pharmaceuticals - 1.0%
Auxilium Pharmaceuticals, Inc. (a)	1,496	26,105
Endocyte, Inc. (a)(e)	4,340	62,322
Jazz Pharmaceuticals PLC (a)(e)	8,228	721,513
Pozen, Inc. (a)(e)	34,529	178,515
Questcor Pharmaceuticals, Inc.	11,406	760,552
Santarus, Inc. (a)	25,502	574,305
The Medicines Company (a)	15,330	484,581
		2,807,893
TOTAL HEALTH CARE		33,634,527
INDUSTRIALS - 14.9%
Aerospace & Defense - 1.9%
AAR Corp.	33,661	844,554
American Science & Engineering, Inc.	11,614	654,797
Curtiss-Wright Corp.	22,088	922,395
Engility Holdings, Inc. (a)(e)	4,522	152,211
Esterline Technologies Corp. (a)	14,386	1,097,508
Moog, Inc. Class A (a)	17,382	883,006
Taser International, Inc. (a)	49,029	570,698
Teledyne Technologies, Inc. (a)	2,490	192,153
		5,317,322
Air Freight & Logistics - 0.1%
Forward Air Corp.	4,741	174,611
Park-Ohio Holdings Corp. (a)	2,346	81,101
		255,712
Airlines - 0.9%
Alaska Air Group, Inc.	4,823	273,078
Republic Airways Holdings, Inc. (a)	49,301	550,692
SkyWest, Inc.	65,863	848,974
Spirit Airlines, Inc. (a)	25,052	780,871
		2,453,615
Building Products - 0.6%
A.O. Smith Corp.	9,535	400,947
American Woodmark Corp. (a)	5,694	198,550
Apogee Enterprises, Inc.	34,985	976,082
Gibraltar Industries, Inc. (a)	6,419	82,677
PGT, Inc. (a)	15,017	152,873
		1,811,129
Commercial Services & Supplies - 1.8%
Consolidated Graphics, Inc. (a)	5,825	311,638
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Deluxe Corp.	12,795	$ 503,483
G&K Services, Inc. Class A	22,914	1,178,696
Intersections, Inc.	29,927	273,832
Kimball International, Inc. Class B	37,063	364,700
Mine Safety Appliances Co.	6,060	291,668
Steelcase, Inc. Class A	32,506	471,987
UniFirst Corp.	12,077	1,157,943
United Stationers, Inc.	4,860	193,136
Viad Corp.	11,447	258,359
West Corp.	6,976	152,565
		5,158,007
Construction & Engineering - 0.9%
Argan, Inc.	39,325	698,019
Dycom Industries, Inc. (a)	19,452	494,275
EMCOR Group, Inc.	2,209	83,036
Granite Construction, Inc.	27,213	770,672
MYR Group, Inc. (a)	4,491	98,443
Primoris Services Corp.	16,588	372,898
		2,517,343
Electrical Equipment - 0.8%
AZZ, Inc.	8,142	305,651
Generac Holdings, Inc. (e)	43,722	1,730,954
Powell Industries, Inc. (a)	1,986	104,722
		2,141,327
Machinery - 3.1%
Alamo Group, Inc.	1,465	66,452
Albany International Corp. Class A	4,059	130,984
American Railcar Industries, Inc. (e)	21,506	760,667
Hurco Companies, Inc.	2,579	70,948
Hyster-Yale Materials Handling Class A	19,811	1,497,910
John Bean Technologies Corp.	4,544	99,559
Kadant, Inc.	20,647	641,502
Kaydon Corp.	5,903	167,940
L.B. Foster Co. Class A	3,869	164,123
Lindsay Corp.	18,230	1,385,845
Lydall, Inc. (a)	2,365	36,728
Mueller Industries, Inc.	27,498	1,472,243
Mueller Water Products, Inc. Class A	174,109	1,314,523
RBC Bearings, Inc. (a)	2,670	159,479
Standex International Corp.	3,575	190,869
Tennant Co.	5,954	305,857
Woodward, Inc.	8,023	309,367
		8,774,996
Marine - 0.4%
Matson, Inc.	41,022	1,092,416
Professional Services - 1.8%
Barrett Business Services, Inc.	16,173	1,039,439
Insperity, Inc.	17,190	548,361
Kelly Services, Inc. Class A (non-vtg.)	17,562	319,628

	Shares	Value
Korn/Ferry International (a)	11,603	$ 205,489
Navigant Consulting, Inc. (a)	3,333	45,495
On Assignment, Inc. (a)	8,013	241,752
Resources Connection, Inc.	15,510	189,842
RPX Corp. (a)	55,876	876,694
TrueBlue, Inc. (a)	7,709	187,483
WageWorks, Inc. (a)	36,814	1,536,616
		5,190,799
Road & Rail - 2.0%
AMERCO	6,849	1,120,496
Celadon Group, Inc.	11,517	208,918
Heartland Express, Inc. (e)	33,561	467,169
Knight Transportation, Inc.	14,764	240,358
Old Dominion Freight Lines, Inc. (a)	27,526	1,195,179
Saia, Inc. (a)	20,358	610,944
Swift Transporation Co. (a)(e)	89,895	1,614,514
Universal Truckload Services, Inc.	5,066	127,663
Werner Enterprises, Inc. (e)	2,574	59,305
		5,644,546
Trading Companies & Distributors - 0.4%
Aceto Corp.	8,595	126,347
Aircastle Ltd.	49,905	813,452
H&E Equipment Services, Inc. (e)	8,223	198,010
		1,137,809
Transportation Infrastructure - 0.2%
Wesco Aircraft Holdings, Inc. (a)	24,617	470,923
TOTAL INDUSTRIALS		41,965,944
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 3.6%
Alliance Fiber Optic Products, Inc. (e)	10,551	390,704
Anaren, Inc. (a)	20,836	512,149
Arris Group, Inc. (a)	107,726	1,688,066
Aruba Networks, Inc. (a)	28,839	479,593
Black Box Corp.	26,800	712,076
Communications Systems, Inc.	6,908	83,449
Comtech Telecommunications Corp.	22,407	537,096
Emulex Corp. (a)	40,400	290,880
Finisar Corp. (a)(e)	24,692	505,445
Globecomm Systems, Inc. (a)	26,085	362,582
Harmonic, Inc. (a)	40,824	288,626
InterDigital, Inc.	16,605	590,142
Ixia (a)(e)	26,053	378,290
NETGEAR, Inc. (a)(e)	17,772	514,322
Oplink Communications, Inc. (a)	3,312	61,570
Plantronics, Inc.	24,075	1,040,040
Tellabs, Inc.	376,680	836,230
Tessco Technologies, Inc.	16,289	514,081
Ubiquiti Networks, Inc.	12,484	437,689
		10,223,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Cray, Inc. (a)(e)	16,347	$ 399,848
Electronics for Imaging, Inc. (a)	27,505	805,346
QLogic Corp. (a)	111,701	1,182,914
Silicon Graphics International Corp. (a)	28,865	425,470
Super Micro Computer, Inc. (a)	7,270	93,347
Synaptics, Inc. (a)(e)	41,774	1,614,983
		4,521,908
Electronic Equipment & Components - 1.7%
Anixter International, Inc. (a)	745	62,252
Benchmark Electronics, Inc. (a)	67,794	1,489,434
Checkpoint Systems, Inc. (a)	7,218	105,888
Coherent, Inc.	2,540	142,570
Daktronics, Inc.	6,611	70,672
Electro Scientific Industries, Inc.	44,460	488,615
Insight Enterprises, Inc. (a)	17,240	329,456
Newport Corp. (a)	10,407	159,643
Plexus Corp. (a)	8,263	270,531
Sanmina Corp. (a)	12,727	207,068
ScanSource, Inc. (a)	2,952	91,453
SYNNEX Corp. (a)	26,162	1,242,957
Vishay Precision Group, Inc. (a)(e)	1,382	19,528
		4,680,067
Internet Software & Services - 2.1%
Blucora, Inc. (a)(e)	21,266	425,745
comScore, Inc. (a)	7,712	219,715
CoStar Group, Inc. (a)	2,500	371,275
Demand Media, Inc. (a)	44,623	289,157
Stamps.com, Inc. (a)	11,007	460,973
United Online, Inc.	80,357	630,802
ValueClick, Inc. (a)(e)	83,195	1,760,406
WebMD Health Corp. (a)(e)	51,561	1,620,047
XO Group, Inc. (a)	17,291	206,800
		5,984,920
IT Services - 2.0%
Acxiom Corp. (a)	34,679	862,814
Convergys Corp. (e)	19,543	344,543
CSG Systems International, Inc.	5,680	133,707
ExlService Holdings, Inc. (a)	4,395	119,148
Global Cash Access Holdings, Inc. (a)	80,516	619,973
Jack Henry & Associates, Inc.	25,272	1,261,073
Maximus, Inc.	20,242	759,277
NCI, Inc. Class A (a)	8,583	46,262
Sapient Corp. (a)	23,394	349,740
Syntel, Inc.	2,586	185,856
Teletech Holdings, Inc. (a)	29,504	721,963
Unisys Corp. (a)(e)	14,339	360,769
		5,765,125
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	35,972	655,770
Ambarella, Inc. (a)(e)	66,071	947,458

	Shares	Value
ATMI, Inc. (a)	4,838	$ 118,773
Cabot Microelectronics Corp. (a)	10,690	386,123
Cirrus Logic, Inc. (a)(e)	44,746	1,006,785
Exar Corp. (a)	5,185	63,361
First Solar, Inc. (a)	26,168	960,889
Intersil Corp. Class A	19,490	202,111
Kulicke & Soffa Industries, Inc. (a)	125,225	1,384,989
Rambus, Inc. (a)	89,028	726,468
RF Micro Devices, Inc. (a)	149,071	739,392
Semtech Corp. (a)	5,424	161,201
Spansion, Inc. Class A (a)	37,601	389,922
		7,743,242
Software - 5.3%
Actuate Corp. (a)	24,002	166,814
Advent Software, Inc.	34,352	927,160
Aspen Technology, Inc. (a)	58,999	1,972,337
AVG Technologies NV (a)(e)	68,622	1,487,039
CommVault Systems, Inc. (a)	24,543	2,057,440
Fair Isaac Corp.	5,062	253,505
Manhattan Associates, Inc. (a)	17,020	1,489,250
Monotype Imaging Holdings, Inc.	38,469	990,577
NetScout Systems, Inc. (a)	31,182	774,561
Pegasystems, Inc.	6,769	249,438
Progress Software Corp. (a)	17,838	436,317
Proofpoint, Inc. (a)	8,646	249,091
QAD, Inc.:
Class A	5,607	69,415
Class B	2,823	31,109
Rally Software Development Corp.	8,005	206,769
SS&C Technologies Holdings, Inc. (a)	32,663	1,155,944
TeleCommunication Systems, Inc. Class A (a)	164,210	423,662
TeleNav, Inc. (a)	57,486	311,574
TiVo, Inc. (a)	144,800	1,689,816
		14,941,818
TOTAL INFORMATION TECHNOLOGY		53,860,110
MATERIALS - 4.8%
Chemicals - 1.5%
A. Schulman, Inc.	6,035	162,704
American Pacific Corp. (a)	4,951	242,549
FutureFuel Corp.	45,812	739,406
Innospec, Inc.	13,099	536,011
Landec Corp. (a)	10,300	135,960
LSB Industries, Inc. (a)	5,807	174,326
Minerals Technologies, Inc.	24,766	1,099,610
Olin Corp.	10,634	245,645
Quaker Chemical Corp.	2,442	162,051
Sensient Technologies Corp.	8,714	361,282
Stepan Co.	4,704	265,494
		4,125,038
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.0%
Headwaters, Inc. (a)	1,909	$ 16,341
Containers & Packaging - 1.6%
AEP Industries, Inc. (a)(e)	9,557	747,740
Berry Plastics Group, Inc.	24,426	562,042
Boise, Inc.	79,193	677,100
Graphic Packaging Holding Co. (a)	193,912	1,611,409
Myers Industries, Inc.	52,874	981,341
		4,579,632
Metals & Mining - 0.1%
Kaiser Aluminum Corp. (e)	3,162	218,557
Paper & Forest Products - 1.6%
Boise Cascade Co. (e)	15,050	347,655
Clearwater Paper Corp. (a)	1,821	86,789
Kapstone Paper & Packaging Corp. (e)	20,935	879,270
Louisiana-Pacific Corp. (a)	102,518	1,533,669
Neenah Paper, Inc.	5,913	216,416
P.H. Glatfelter Co.	5,495	140,782
Schweitzer-Mauduit International, Inc.	22,126	1,267,156
		4,471,737
TOTAL MATERIALS		13,411,305
UTILITIES - 2.7%
Electric Utilities - 1.4%
Allete, Inc.	648	30,586
Cleco Corp.	12,114	547,068
El Paso Electric Co.	32,245	1,109,228
IDACORP, Inc.	13,754	658,404
PNM Resources, Inc.	26,360	577,548
Portland General Electric Co.	4,985	143,618
UNS Energy Corp.	20,474	936,276
		4,002,728
Gas Utilities - 0.3%
Southwest Gas Corp.	15,052	704,133
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	8,715	418,494
Genie Energy Ltd. Class B	16,110	137,257
		555,751
Multi-Utilities - 0.5%
Avista Corp.	16,019	420,819
NorthWestern Energy Corp.	23,027	924,995
		1,345,814
Water Utilities - 0.3%
American States Water Co.	17,355	912,873
TOTAL UTILITIES		7,521,299
TOTAL COMMON STOCKS (Cost $249,192,561)		277,224,537
U.S. Treasury Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (f) (Cost $999,752)	$ 1,000,000	$ 999,937
Money Market Funds - 19.1%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	20,258,807	20,258,807
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	33,582,657	33,582,657
TOTAL MONEY MARKET FUNDS (Cost $53,841,464)		53,841,464
TOTAL INVESTMENT PORTFOLIO - 118.0% (Cost $304,033,777)		332,065,938
NET OTHER ASSETS (LIABILITIES) - (18.0)%		(50,626,326)
NET ASSETS - 100%		$ 281,439,612
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
41 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	$ 4,141,410	$ 130,112

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,988.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 29,636
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,772,285	$ 40,772,285	$ -	$ -
Consumer Staples	14,238,974	14,238,974	-	-
Energy	13,799,448	13,799,448	-	-
Financials	58,020,645	58,020,645	-	-
Health Care	33,634,527	33,634,527	-	-
Industrials	41,965,944	41,965,944	-	-
Information Technology	53,860,110	53,860,110	-	-
Materials	13,411,305	13,411,305	-	-
Utilities	7,521,299	7,521,299	-	-
U.S. Government and Government Agency Obligations	999,937	-	999,937	-
Money Market Funds	53,841,464	53,841,464	-	-
Total Investments in Securities:	$ 332,065,938	$ 331,066,001	$ 999,937	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 130,112	$ 130,112	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 130,112	$ -
Total Value of Derivatives	$ 130,112	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,150,549) - See accompanying schedule: Unaffiliated issuers (cost $270,451,120)	$ 298,483,281
Fidelity Central Funds (cost $33,582,657)	33,582,657
Total Investments (cost $304,033,777)		$ 332,065,938
Receivable for investments sold		7,092,066
Receivable for fund shares sold		996,064
Dividends receivable		207,655
Interest receivable		550
Distributions receivable from Fidelity Central Funds		4,833
Other receivables		1,044
Total assets		340,368,150

Liabilities
Payable for investments purchased	$ 24,934,974
Payable for fund shares redeemed	206,253
Accrued management fee	121,289
Payable for daily variation margin for derivative instruments	48,378
Other affiliated payables	34,987
Collateral on securities loaned, at value	33,582,657
Total liabilities		58,928,538

Net Assets		$ 281,439,612
Net Assets consist of:
Paid in capital		$ 244,021,592
Undistributed net investment income		1,143,760
Accumulated undistributed net realized gain (loss) on investments		8,111,987
Net unrealized appreciation (depreciation) on investments		28,162,273
Net Assets, for 24,838,472 shares outstanding		$ 281,439,612
Net Asset Value, offering price and redemption price per share ($281,439,612 ÷ 24,838,472 shares)		$ 11.33

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 1,848,740
Interest		3,092
Income from Fidelity Central Funds		29,636
Total income		1,881,468

Expenses
Management fee	$ 562,350
Transfer agent fees	162,572
Independent trustees' compensation	1,234
Miscellaneous	195
Total expenses before reductions	726,351
Expense reductions	(7)	726,344
Net investment income (loss)		1,155,124
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,551,548
Futures contracts	894,715
Total net realized gain (loss)		8,446,263
Change in net unrealized appreciation (depreciation) on: Investment securities	7,310,339
Futures contracts	(17,379)
Total change in net unrealized appreciation (depreciation)		7,292,960
Net gain (loss)		15,739,223
Net increase (decrease) in net assets resulting from operations		$ 16,894,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,155,124	$ 2,572,404
Net realized gain (loss)	8,446,263	11,106,179
Change in net unrealized appreciation (depreciation)	7,292,960	6,331,981
Net increase (decrease) in net assets resulting from operations	16,894,347	20,010,564
Distributions to shareholders from net investment income	(83,907)	(2,545,839)
Distributions to shareholders from net realized gain	(4,262,452)	(6,901,191)
Total distributions	(4,346,359)	(9,447,030)
Share transactions Proceeds from sales of shares	136,165,742	52,452,774
Reinvestment of distributions	4,209,269	9,101,641
Cost of shares redeemed	(29,121,603)	(36,450,246)
Net increase (decrease) in net assets resulting from share transactions	111,253,408	25,104,169
Redemption fees	70,813	26,146
Total increase (decrease) in net assets	123,872,209	35,693,849

Net Assets
Beginning of period	157,567,403	121,873,554
End of period (including undistributed net investment income of $1,143,760 and undistributed net investment income of $72,543, respectively)	$ 281,439,612	$ 157,567,403
Other Information Shares
Sold	12,168,999	5,233,611
Issued in reinvestment of distributions	395,980	954,511
Redeemed	(2,645,560)	(3,697,266)
Net increase (decrease)	9,919,419	2,490,856

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.81	$ 10.72	$ 8.05	$ 5.20	$ 9.03
Income from Investment Operations
Net investment income (loss) D	.06	.20	.07	.06	.05	.09
Net realized and unrealized gain (loss)	.97	1.30	.14	2.67	2.86	(3.87)
Total from investment operations	1.03	1.50	.21	2.73	2.91	(3.78)
Distributions from net investment income	(.01)	(.20)	(.06)	(.06)	(.06)	(.06)
Distributions from net realized gain	(.25)	(.55)	(1.08)	-	-	-
Total distributions	(.26)	(.75)	(1.13) J	(.06)	(.06)	(.06)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	.01
Net asset value, end of period	$ 11.33	$ 10.56	$ 9.81	$ 10.72	$ 8.05	$ 5.20
Total Return B, C	9.91%	16.15%	2.87%	34.01%	55.93%	(41.94)%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.67% A	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.67% A	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	1.06% A	2.02%	.69%	.63%	.77%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,440	$ 157,567	$ 121,874	$ 113,829	$ 85,243	$ 57,443
Portfolio turnover rate F	94% A	106%	79%	90%	98% K	36% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $1.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $1.075 per share. K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of August 31, 2013
United Kingdom	21.8%
Japan	20.9%
France	9.3%
Germany	9.1%
Switzerland	8.4%
Australia	7.7%
Hong Kong	2.8%
Sweden	2.5%
Italy	2.5%
Other*	15.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes short-term investments and net other assets
As of February 28, 2013
United Kingdom	21.0%
Japan	20.9%
France	8.1%
Switzerland	8.0%
Australia	8.0%
Germany	7.8%
Hong Kong	3.2%
Sweden	2.8%
Spain	2.7%
Other*	17.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes short-term investments and net other assets
Asset Allocation as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.7	99.3
Short-Term Investments and Net Other Assets (Liabilities)	0.3	0.7
Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9	1.7
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.8	1.0
Novartis AG (Switzerland, Pharmaceuticals)	1.8	1.5
Nestle SA (Switzerland, Food Products)	1.6	1.9
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.5	1.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.4	1.2
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.4	1.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.3	1.1
	16.1
Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	25.6
Consumer Discretionary	13.2	11.5
Industrials	12.3	11.2
Health Care	10.8	10.2
Consumer Staples	10.5	11.8
Energy	7.3	7.4
Materials	6.4	8.5
Telecommunication Services	5.6	3.9
Information Technology	3.1	4.3
Utilities	2.9	3.3

Semiannual Report

Fidelity International Enhanced Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 7.7%
Amcor Ltd.	9,158	$ 85,016
ASX Ltd.	3,673	115,892
Australia & New Zealand Banking Group Ltd.	12,215	322,789
BHP Billiton Ltd.	4,226	133,642
Commonwealth Bank of Australia	6,953	450,772
CSL Ltd.	1,425	86,233
DEXUS Property Group unit	47,022	43,107
Insurance Australia Group Ltd.	30,498	157,982
Leighton Holdings Ltd.	3,251	50,348
Macquarie Group Ltd.	2,327	90,840
National Australia Bank Ltd.	2,844	82,141
Ramsay Health Care Ltd.	2,786	92,616
Suncorp-Metway Ltd.	8,277	90,834
Telstra Corp. Ltd.	48,832	212,968
The GPT Group unit	27,555	87,065
Wesfarmers Ltd.	358	12,956
Westfield Group unit	9,913	97,760
Westfield Retail Trust unit	36,888	95,870
Westpac Banking Corp.	7,353	205,433
TOTAL AUSTRALIA		2,514,264
Austria - 0.8%
OMV AG	2,426	111,997
Voestalpine AG	3,286	140,603
TOTAL AUSTRIA		252,600
Bailiwick of Jersey - 0.1%
Shire PLC	877	32,260
Belgium - 0.6%
Ageas	1,620	63,761
Anheuser-Busch InBev SA NV	644	60,060
Solvay SA Class A	604	84,138
TOTAL BELGIUM		207,959
Bermuda - 0.1%
Yue Yuen Industrial (Holdings) Ltd.	6,500	20,034
Cayman Islands - 0.3%
MGM China Holdings Ltd.	23,200	69,261
Sands China Ltd.	6,400	36,810
TOTAL CAYMAN ISLANDS		106,071
Denmark - 1.8%
A.P. Moller - Maersk A/S Series B	23	195,597
Coloplast A/S Series B	2,548	138,364
Novo Nordisk A/S Series B	1,593	266,343
TOTAL DENMARK		600,304
Finland - 0.2%
Metso Corp.	453	17,428
Orion Oyj (B Shares)	678	15,708

	Shares	Value
Sampo Oyj (A Shares)	969	$ 40,354
Stora Enso Oyj (R Shares)	11	85
TOTAL FINLAND		73,575
France - 9.3%
AXA SA	6,657	145,039
BNP Paribas SA	2,861	179,288
Bouygues SA	3,816	119,352
Cap Gemini SA	2,607	142,783
Christian Dior SA	269	46,094
Compagnie de St. Gobain	3,574	166,931
EDF SA	6,195	173,578
France Telecom SA	20,918	212,341
GDF Suez	6,265	135,794
Kering SA	631	142,524
Lafarge SA (Bearer)	2,056	125,540
LVMH Moet Hennessy - Louis Vuitton SA	78	13,664
Michelin CGDE Series B	1,693	161,976
Safran SA	1,838	102,063
Sanofi SA	3,980	381,429
Schneider Electric SA	498	38,109
Societe Generale Series A	985	43,110
Thales SA	353	17,393
Total SA	8,269	457,903
Unibail-Rodamco	88	19,784
VINCI SA	4,002	206,651
TOTAL FRANCE		3,031,346
Germany - 7.7%
adidas AG	661	69,889
Allianz AG	1,481	212,178
BASF AG	3,627	317,002
Bayer AG	2,968	329,660
Bayerische Motoren Werke AG (BMW)	991	93,372
Continental AG	816	123,161
Daimler AG (Germany)	748	51,328
Deutsche Bank AG	2,023	87,820
Deutsche Lufthansa AG (a)	7,248	129,369
Deutsche Post AG	5,839	168,696
Deutsche Telekom AG	1,402	17,959
Hannover Reins Corp.	192	13,396
Metro AG	2,072	76,074
Muenchener Rueckversicherungs AG	662	120,653
OSRAM Licht AG (a)	296	11,850
ProSiebenSat.1 Media AG	3,991	169,186
RWE AG	3,070	84,375
SAP AG	357	26,368
Siemens AG	2,965	314,041
Suedzucker AG (Bearer)	2,801	90,383
TOTAL GERMANY		2,506,760
Greece - 0.0%
Greek Organization of Football Prognostics SA	2	20
Common Stocks - continued
	Shares	Value
Hong Kong - 2.8%
Cheung Kong Holdings Ltd.	8,000	$ 114,205
Hang Seng Bank Ltd.	3,800	59,050
Hopewell Holdings Ltd.	38,500	122,136
Hysan Development Co. Ltd.	24,005	104,323
Sino Land Ltd.	86,000	115,562
SJM Holdings Ltd.	64,000	164,076
Sun Hung Kai Properties Ltd.	4,788	62,116
Wharf Holdings Ltd.	18,000	147,980
Wheelock and Co. Ltd.	6,000	30,640
TOTAL HONG KONG		920,088
Ireland - 0.1%
Bank of Ireland (a)	87,597	25,563
CRH PLC	1,075	22,724
TOTAL IRELAND		48,287
Italy - 2.4%
Assicurazioni Generali SpA	4,900	93,903
Enel SpA	64,419	213,019
ENI SpA	2,294	52,252
EXOR SpA	1,583	54,062
Fiat Industrial SpA	11,016	131,980
Fiat Industrial SpA rights 9/10/13 (a)	11,016	5
Intesa Sanpaolo SpA	8,499	16,681
Luxottica Group SpA	701	36,518
Telecom Italia SpA	201,913	140,628
UniCredit SpA	5,621	31,781
TOTAL ITALY		770,829
Japan - 20.9%
Aisin Seiki Co. Ltd.	2,200	83,976
Ajinomoto Co., Inc.	13,000	166,258
Aozora Bank Ltd.	34,000	97,574
Asahi Kasei Corp.	15,000	109,773
Bridgestone Corp.	2,300	75,069
Canon, Inc.	5,300	158,516
Central Japan Railway Co.	1,200	136,624
Coca-Cola West Co. Ltd.	2,500	49,518
Daihatsu Motor Co. Ltd.	6,000	111,992
Daiwa House Industry Co. Ltd.	3,000	53,602
Daiwa Securities Group, Inc.	21,000	167,997
DENSO Corp.	4,500	204,421
Fast Retailing Co. Ltd.	100	32,195
Fuji Heavy Industries Ltd.	8,000	192,596
Fujifilm Holdings Corp.	2,000	43,394
Hino Motors Ltd.	10,000	129,549
Honda Motor Co. Ltd.	3,500	125,493
Hoya Corp.	5,600	118,723
Itochu Corp.	10,500	118,201
Japan Exchange Group, Inc.	800	62,777
Japan Tobacco, Inc.	5,500	185,762
JFE Holdings, Inc.	2,100	46,062

	Shares	Value
Kao Corp.	4,400	$ 128,064
Kinden Corp.	2,000	19,621
Kobe Steel Ltd. (a)	49,000	77,562
Konica Minolta Holdings, Inc.	3,000	24,535
Marubeni Corp.	1,000	7,223
Mazda Motor Corp. (a)	24,000	95,545
Medipal Holdings Corp.	8,300	92,387
Mitsubishi Heavy Industries Ltd.	32,000	174,568
Mitsubishi UFJ Financial Group, Inc.	17,300	100,821
Mitsui & Co. Ltd.	11,900	164,564
Mizuho Financial Group, Inc.	128,100	259,645
MS&AD Insurance Group Holdings, Inc.	1,300	32,568
Namco Bandai Holdings, Inc.	5,800	92,259
Nippon Steel & Sumitomo Metal Corp.	9,000	25,422
Nippon Telegraph & Telephone Corp.	3,100	157,268
Nitto Denko Corp.	800	42,308
Nomura Holdings, Inc.	27,500	189,607
NTT DoCoMo, Inc.	106	169,455
ORIX Corp.	9,200	125,359
Osaka Gas Co. Ltd.	27,000	108,753
Otsuka Holdings Co. Ltd.	3,400	105,044
Resona Holdings, Inc.	35,500	168,450
ROHM Co. Ltd.	2,000	70,084
SBI Holdings, Inc. Japan	9,500	98,139
Sekisui House Ltd.	7,000	84,170
Seven & i Holdings Co., Ltd.	4,000	136,943
SoftBank Corp.	300	18,716
Sojitz Corp.	62,900	111,719
Sumitomo Corp.	9,300	117,161
Sumitomo Metal Mining Co. Ltd.	1,000	13,361
Sumitomo Mitsui Financial Group, Inc.	5,500	241,757
Suzuki Motor Corp.	6,700	143,042
Takashimaya Co. Ltd.	5,000	43,717
Tokyo Electric Power Co. (a)	6,200	31,206
Tokyo Gas Co. Ltd.	8,000	41,402
Toto Ltd.	2,000	24,671
Toyo Seikan Group Holdings Ltd.	5,100	85,714
Toyoda Gosei Co. Ltd.	2,300	55,293
Toyota Motor Corp.	9,800	589,484
Trend Micro, Inc.	600	20,908
Yahoo! Japan Corp.	130	64,039
TOTAL JAPAN		6,822,626
Luxembourg - 0.3%
Tenaris SA	3,901	86,153
Netherlands - 2.3%
European Aeronautic Defence and Space Co. (EADS) NV	4,183	241,069
Heineken Holding NV (A Shares)	222	13,397
ING Groep NV (Certificaten Van Aandelen) (a)	6,842	74,493
Koninklijke Ahold NV	12,628	201,195
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	5,130	$ 158,630
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,870	70,360
TOTAL NETHERLANDS		759,144
New Zealand - 0.2%
Telecom Corp. of New Zealand Ltd.	44,490	78,219
Norway - 1.3%
DNB ASA	5,322	82,615
Gjensidige Forsikring ASA	2,422	34,411
StatoilHydro ASA	9,579	210,157
Yara International ASA	2,561	101,271
TOTAL NORWAY		428,454
Portugal - 0.0%
Energias de Portugal SA	586	2,071
Portugal Telecom SGPS SA (Reg.)	18	68
TOTAL PORTUGAL		2,139
Singapore - 2.4%
ComfortDelgro Corp. Ltd.	65,000	94,015
DBS Group Holdings Ltd.	11,106	137,563
Keppel Ld Ltd.	58,000	153,230
Singapore Technologies Engineering Ltd.	33,000	102,446
United Overseas Bank Ltd.	13,000	202,705
Yangzijiang Shipbuilding Holdings Ltd.	122,000	90,381
TOTAL SINGAPORE		780,340
Spain - 2.4%
Amadeus IT Holding SA Class A	3,996	129,075
Banco Bilbao Vizcaya Argentaria SA	11,712	111,926
Banco de Sabadell SA	13,630	31,417
Banco Santander SA (Spain)	24,391	172,353
Distribuidora Internacional de Alimentacion SA	9,116	72,048
Gas Natural SDG SA	7,556	147,998
Repsol YPF SA	1,104	25,615
Telefonica SA (a)	7,341	99,797
TOTAL SPAIN		790,229
Sweden - 2.5%
Industrivarden AB Series C	2,875	49,541
Investor AB (B Shares)	2,744	79,082
Nordea Bank AB	3,829	44,574
Sandvik AB	7,819	104,590
Securitas AB (B Shares)	15,790	166,421
Skandinaviska Enskilda Banken AB (A Shares)	3,279	33,669
Svenska Handelsbanken AB (A Shares)	352	15,105
Swedbank AB (A Shares)	3,112	70,435

	Shares	Value
Telefonaktiebolaget LM Ericsson (B Shares)	14,763	$ 173,625
TeliaSonera AB	12,825	91,843
TOTAL SWEDEN		828,885
Switzerland - 8.4%
ABB Ltd. (Reg.)	1,152	24,639
Actelion Ltd.	1,936	131,605
Compagnie Financiere Richemont SA Series A	1,349	128,166
Credit Suisse Group	2,849	82,121
Ems-Chemie Holding AG	343	109,762
Givaudan SA	15	20,200
Nestle SA	8,065	527,808
Novartis AG	8,078	588,480
Roche Holding AG (participation certificate)	2,505	624,866
Swiss Re Ltd.	1,518	116,487
Transocean Ltd. (Switzerland)	2,819	128,066
UBS AG	7,807	150,844
Zurich Insurance Group AG	418	104,045
TOTAL SWITZERLAND		2,737,089
United Kingdom - 21.8%
3I Group PLC	8,552	47,512
Aberdeen Asset Management PLC	9,695	52,916
Anglo American PLC (United Kingdom)	3,519	80,628
Antofagasta PLC	6,980	92,485
ARM Holdings PLC	2,768	37,448
Associated British Foods PLC	4,463	127,606
AstraZeneca PLC:
(United Kingdom)	1,546	76,121
sponsored ADR	3,408	167,708
Aviva PLC	15,924	95,316
BAE Systems PLC	7,610	51,312
Barclays PLC	32,953	144,354
BG Group PLC	954	18,140
BHP Billiton PLC	7,371	214,388
BP PLC	69,397	479,868
British American Tobacco PLC (United Kingdom)	6,349	321,035
British Sky Broadcasting Group PLC	10,403	135,340
Burberry Group PLC	1,581	37,584
Capita Group PLC	4,341	64,144
Cobham PLC	25,045	110,498
Compass Group PLC	3,187	42,277
Diageo PLC	3,637	111,461
Direct Line Insurance Group PLC	16,851	56,615
GlaxoSmithKline PLC	1,351	34,455
GlaxoSmithKline PLC sponsored ADR (e)	7,689	391,293
HSBC Holdings PLC:
(United Kingdom)	35,397	370,605
sponsored ADR (e)	2,237	117,264
Imperial Tobacco Group PLC	3,908	129,119
ITV PLC	70,811	180,625
Common Stocks - continued
	Shares	Value
United Kingdom - continued
J Sainsbury PLC	28,037	$ 167,105
Kingfisher PLC	2,717	16,211
Legal & General Group PLC	5,299	15,340
Lloyds Banking Group PLC (a)	86,296	97,068
Marks & Spencer Group PLC	13,455	98,355
Next PLC	1,908	144,707
Old Mutual PLC	28,487	79,905
Pearson PLC	850	16,741
Prudential PLC	4,861	81,305
Reckitt Benckiser Group PLC	2,090	142,025
Rexam PLC	13,567	102,580
Rio Tinto PLC	2,779	125,471
Royal & Sun Alliance Insurance Group PLC	34,053	62,588
Royal Dutch Shell PLC:
Class A (United Kingdom)	9,839	318,213
Class B (United Kingdom)	12,609	424,393
Scottish & Southern Energy PLC	111	2,689
Standard Chartered PLC (United Kingdom)	8,519	190,239
Standard Life PLC	4,412	22,645
Tate & Lyle PLC	8,200	102,296
Tesco PLC	36,381	206,660
TUI Travel PLC	20,150	107,544
Unilever PLC	5,270	200,944
Vodafone Group PLC	190,740	614,472
TOTAL UNITED KINGDOM		7,127,613
TOTAL COMMON STOCKS (Cost $30,200,889)		31,525,288
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.4%
Henkel AG & Co. KGaA	1,684	163,141
Porsche Automobil Holding SE (Germany)	1,910	160,549
Volkswagen AG	590	134,199
TOTAL GERMANY		457,889
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	78,802	43,567
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $466,815)		501,456
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.07% 2/6/14 (f) (Cost $49,984)	$ 50,000	49,991
Money Market Funds - 3.1%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	510,625	$ 510,625
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	510,075	510,075
TOTAL MONEY MARKET FUNDS (Cost $1,020,700)		1,020,700
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $31,738,388)		33,097,435
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(376,355)
NET ASSETS - 100%		$ 32,721,080
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	$ 592,095	$ (22,599)

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 210
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,329,463	$ 2,346,952	$ 1,982,511	$ -
Consumer Staples	3,462,218	1,504,005	1,958,213	-
Energy	2,312,757	369,971	1,942,786	-
Financials	8,400,318	5,308,254	3,092,064	-
Health Care	3,554,572	1,978,053	1,576,519	-
Industrials	4,003,995	2,502,779	1,501,216	-
Information Technology	1,009,498	271,858	737,640	-
Materials	2,155,737	1,259,310	896,427	-
Telecommunication Services	1,857,301	400,989	1,456,312	-
Utilities	940,885	759,524	181,361	-
Government Obligations	49,991	-	49,991	-
Money Market Funds	1,020,700	1,020,700	-	-
Total Investments in Securities:	$ 33,097,435	$ 17,722,395	$ 15,375,040	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (22,599)	$ (22,599)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 3,237,333
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (22,599)
Total Value of Derivatives	$ -	$ (22,599)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $491,757) - See accompanying schedule: Unaffiliated issuers (cost $31,228,313)	$ 32,587,360
Fidelity Central Funds (cost $510,075)	510,075
Total Investments (cost $31,738,388)		$ 33,097,435
Foreign currency held at value (cost $73,216)		72,572
Receivable for fund shares sold		16,705
Dividends receivable		117,520
Interest receivable		28
Distributions receivable from Fidelity Central Funds		19
Total assets		33,304,279

Liabilities
Payable for fund shares redeemed	$ 49,155
Accrued management fee	13,129
Payable for daily variation margin for derivative instruments	6,650
Other affiliated payables	4,190
Collateral on securities loaned, at value	510,075
Total liabilities		583,199

Net Assets		$ 32,721,080
Net Assets consist of:
Paid in capital		$ 32,981,562
Undistributed net investment income		644,267
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,239,940)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,335,191
Net Assets, for 4,238,208 shares outstanding		$ 32,721,080
Net Asset Value, offering price and redemption price per share ($32,721,080 ÷ 4,238,208 shares)		$ 7.72

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 806,837
Interest		189
Income from Fidelity Central Funds		210
Income before foreign taxes withheld		807,236
Less foreign taxes withheld		(60,659)
Total income		746,577

Expenses
Management fee	$ 75,616
Transfer agent fees	24,197
Independent trustees' compensation	200
Miscellaneous	35
Total expenses		100,048
Net investment income (loss)		646,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,282,096
Foreign currency transactions	(15,938)
Futures contracts	59,903
Total net realized gain (loss)		1,326,061
Change in net unrealized appreciation (depreciation) on: Investment securities	(818,444)
Assets and liabilities in foreign currencies	3,816
Futures contracts	(20,605)
Total change in net unrealized appreciation (depreciation)		(835,233)
Net gain (loss)		490,828
Net increase (decrease) in net assets resulting from operations		$ 1,137,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 646,529	$ 779,169
Net realized gain (loss)	1,326,061	344,459
Change in net unrealized appreciation (depreciation)	(835,233)	1,499,563
Net increase (decrease) in net assets resulting from operations	1,137,357	2,623,191
Distributions to shareholders from net investment income	(71,061)	(774,163)
Distributions to shareholders from net realized gain	(20,900)	(63,148)
Total distributions	(91,961)	(837,311)
Share transactions Proceeds from sales of shares	7,076,898	9,411,727
Reinvestment of distributions	89,457	807,297
Cost of shares redeemed	(5,903,231)	(7,659,451)
Net increase (decrease) in net assets resulting from share transactions	1,263,124	2,559,573
Redemption fees	912	229
Total increase (decrease) in net assets	2,309,432	4,345,682

Net Assets
Beginning of period	30,411,648	26,065,966
End of period (including undistributed net investment income of $644,267 and undistributed net investment income of $68,799, respectively)	$ 32,721,080	$ 30,411,648
Other Information Shares
Sold	912,042	1,352,694
Issued in reinvestment of distributions	11,633	114,634
Redeemed	(766,995)	(1,136,991)
Net increase (decrease)	156,680	330,337

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.45	$ 6.95	$ 7.77	$ 6.58	$ 4.42	$ 9.35
Income from Investment Operations
Net investment income (loss) D	.16	.21	.20	.17	.15	.18
Net realized and unrealized gain (loss)	.13	.52	(.82)	1.19	2.17	(4.96)
Total from investment operations	.29	.73	(.62)	1.36	2.32	(4.78)
Distributions from net investment income	(.02)	(.21)	(.19)	(.17)	(.14)	(.14)
Distributions from net realized gain	(.01)	(.02)	(.01)	-	(.02)	(.01)
Total distributions	(.02) J	(.23)	(.20)	(.17)	(.16)	(.15)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 7.72	$ 7.45	$ 6.95	$ 7.77	$ 6.58	$ 4.42
Total Return B, C	3.92%	10.64%	(7.81)%	20.95%	52.44%	(51.52)%
Ratios to Average Net Assets E, G
Expenses before reductions	.62% A	.62%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.62% A	.62%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.62% A	.62%	.62%	.62%	.62%	.62%
Net investment income (loss)	4.01% A	3.04%	2.84%	2.50%	2.39%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,721	$ 30,412	$ 26,066	$ 25,475	$ 19,958	$ 12,950
Portfolio turnover rate F	74% A	56%	49%	32%	22% K	42% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $0.02 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $0.005 per share. K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Fidelity® Large Cap Growth Enhanced Index Fund, Fidelity® Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$ 177,441,011	$ 33,360,502	$ (2,811,209)	$ 30,549,293
Fidelity Large Cap Value Enhanced Index Fund	126,646,852	22,754,230	(2,137,507)	20,616,723
Fidelity Large Cap Core Enhanced Index Fund	220,683,457	30,111,088	(9,784,309)	20,326,779
Fidelity Mid Cap Enhanced Index Fund	237,859,620	26,598,465	(4,228,860)	22,369,605
Fidelity Small Cap Enhanced Index Fund	304,308,778	37,199,887	(9,442,727)	27,757,160
Fidelity International Enhanced Index Fund	31,755,324	3,507,151	(2,165,040)	1,342,111

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration			Total with expiration
	2017	2018	2019
Fidelity Large Cap Core Enhanced Index Fund	$ -	$ (13,309,569)	$ -	$ (13,309,569)
Fidelity Mid Cap Enhanced Index Fund	-	(654,342)	(508,445)	(1,162,787)
Fidelity International Enhanced Index Fund	(730,243)	(1,890,764)	(754,234)	(3,375,241)
		No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Large Cap Core Enhanced Index Fund	$ -	$ (811,748)	$ (811,748)	$ (14,121,317)
Fidelity Mid Cap Enhanced Index Fund	-	-	-	(1,162,787)
Fidelity International Enhanced Index Fund	(16,735)	-	(16,735)	(3,391,976)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund will be limited to approximately $2,804,338, $541,266 and $706,051 per year, respectively.

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days may be subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 234,096	$ 21,372
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 501,932	$ (79,445)
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 268,413	$ 64,214
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 657,554	$ (58,545)
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 894,715	$ (17,380)
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 59,903	$ (20,605)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	98,638,127	82,087,586
Fidelity Large Cap Value Enhanced Index Fund	75,286,462	48,542,372
Fidelity Large Cap Core Enhanced Index Fund	94,188,810	83,893,512
Fidelity Mid Cap Enhanced Index Fund	173,204,910	86,639,136
Fidelity Small Cap Enhanced Index Fund	209,107,839	98,154,721
Fidelity International Enhanced Index Fund	13,393,246	11,527,128

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, Strategic Advisers pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annualized rate of 0.15% of average net assets.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 201
Fidelity Large Cap Value Enhanced Index Fund	125
Fidelity Large Cap Core Enhanced Index Fund	249
Fidelity Mid Cap Enhanced Index Fund	160
Fidelity Small Cap Enhanced Index Fund	195
Fidelity International Enhanced Index Fund	35

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Core Enhanced Index Fund	$ 13
Fidelity Mid Cap Enhanced Index Fund	4
Fidelity Small Cap Enhanced Index Fund	7

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 34% of the outstanding shares of the Fidelity Large Cap Core Enhanced Index Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fidelity Large Cap Core Enhanced Index Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GEI-USAN-1013
1.855141.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 24, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 24, 2013